UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Balanced Fund

May 31, 2017

BAL-QTLY-0717
1.800332.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.8%
Tesla, Inc. (a)	772,923	$263,574
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	2,177,034	82,292
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	268,200	23,851
Hilton Grand Vacations, Inc. (a)	416,670	14,904
Las Vegas Sands Corp.	404,817	23,937
Marriott International, Inc. Class A	459,137	49,426
Park Hotels & Resorts, Inc.	901,686	23,209
Starbucks Corp.	1,198,374	76,229
U.S. Foods Holding Corp.	350,100	10,489
Wyndham Worldwide Corp.	799,200	80,711
		302,756
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	472,500	469,958
Netflix, Inc. (a)	187,400	30,559
		500,517
Leisure Products - 0.2%
Hasbro, Inc.	327,977	34,523
Mattel, Inc.	1,299,800	29,778
		64,301
Media - 2.5%
CBS Corp. Class B	561,000	34,283
Charter Communications, Inc. Class A (a)	526,707	182,004
Comcast Corp. Class A	3,367,192	140,378
DISH Network Corp. Class A (a)	127,400	8,124
Interpublic Group of Companies, Inc.	1,613,800	40,232
Manchester United PLC (b)	1,130,315	18,594
MDC Partners, Inc. Class A (c)	3,493,728	28,998
The Walt Disney Co.	2,308,700	249,201
Time Warner, Inc.	673,300	66,987
		768,801
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,345,200	104,522
Specialty Retail - 1.9%
Home Depot, Inc.	1,805,644	277,184
L Brands, Inc.	1,831,803	94,521
O'Reilly Automotive, Inc. (a)	244,708	59,239
Ross Stores, Inc.	952,982	60,915
TJX Companies, Inc.	1,268,357	95,393
		587,252
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	3,094,350	163,970
VF Corp.	155,849	8,385
		172,355

TOTAL CONSUMER DISCRETIONARY		2,846,370

CONSUMER STAPLES - 6.3%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	404,300	47,245
Coca-Cola European Partners PLC	77,331	3,174
Constellation Brands, Inc. Class A (sub. vtg.)	437,500	79,953
Molson Coors Brewing Co. Class B	19,000	1,801
Monster Beverage Corp. (a)	1,387,756	70,165
The Coca-Cola Co.	5,551,508	252,427
		454,765
Food & Staples Retailing - 1.2%
CVS Health Corp.	2,282,285	175,348
Kroger Co.	3,970,408	118,239
Rite Aid Corp. (a)	5,272,360	17,979
Walgreens Boots Alliance, Inc.	545,175	44,170
		355,736
Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	269,883	6,340
Bunge Ltd.	489,170	39,119
Mondelez International, Inc.	437,600	20,388
The Hain Celestial Group, Inc. (a)	657,293	22,959
TreeHouse Foods, Inc. (a)	472,200	36,444
		125,250
Household Products - 0.5%
Colgate-Palmolive Co.	1,892,267	144,494
Kimberly-Clark Corp.	44,200	5,734
Procter & Gamble Co.	152,300	13,416
		163,644
Personal Products - 0.5%
Avon Products, Inc. (a)	3,277,332	11,143
Coty, Inc. Class A	2,564,853	48,578
Estee Lauder Companies, Inc. Class A	1,052,182	99,052
Unilever NV (Certificaten Van Aandelen) (Bearer)	201,500	11,478
		170,251
Tobacco - 2.2%
Altria Group, Inc.	885,513	66,803
British American Tobacco PLC sponsored ADR (b)	2,739,300	197,558
Philip Morris International, Inc.	2,311,499	276,918
Reynolds American, Inc.	1,976,652	132,930
		674,209

TOTAL CONSUMER STAPLES		1,943,855

ENERGY - 3.8%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	962,300	53,071
Dril-Quip, Inc. (a)	205,369	10,186
Hess Midstream Partners LP	309,200	7,186
Oceaneering International, Inc.	455,491	11,105
Schlumberger Ltd.	1,694,200	117,899
		199,447
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	1,583,202	79,999
Black Stone Minerals LP	793,000	12,950
Cabot Oil & Gas Corp.	1,374,050	30,490
Callon Petroleum Co. (a)	1,400,800	15,857
Centennial Resource Development, Inc.:
Class A	651,800	10,162
Class A (d)	639,500	9,970
Chevron Corp.	840,605	86,986
Cimarex Energy Co.	350,202	37,668
ConocoPhillips Co.	2,605,700	116,449
Devon Energy Corp.	1,390,100	47,236
EOG Resources, Inc.	661,300	59,722
Extraction Oil & Gas, Inc.	621,769	8,854
Exxon Mobil Corp.	1,820,743	146,570
Newfield Exploration Co. (a)	1,002,800	32,571
Parsley Energy, Inc. Class A (a)	968,330	28,711
PDC Energy, Inc. (a)	348,100	17,287
Phillips 66 Co.	767,517	58,416
Pioneer Natural Resources Co.	333,900	55,715
PrairieSky Royalty Ltd.	1,106,837	23,876
Suncor Energy, Inc.	2,543,600	79,612
		959,101

TOTAL ENERGY		1,158,548

FINANCIALS - 9.1%
Banks - 4.1%
Bank of America Corp.	14,893,508	333,764
Citigroup, Inc.	6,348,912	384,363
Huntington Bancshares, Inc.	14,146,012	177,391
JPMorgan Chase & Co.	1,707,454	140,267
PNC Financial Services Group, Inc.	1,343,300	159,450
SunTrust Banks, Inc.	826,800	44,126
Synovus Financial Corp.	386,824	15,813
		1,255,174
Capital Markets - 1.9%
BlackRock, Inc. Class A	280,976	114,987
CBOE Holdings, Inc.	495,811	42,823
E*TRADE Financial Corp. (a)	2,448,649	84,748
Goldman Sachs Group, Inc.	440,600	93,081
IntercontinentalExchange, Inc.	884,000	53,208
Legg Mason, Inc.	237,400	8,753
Northern Trust Corp.	1,031,600	90,203
State Street Corp.	1,116,200	90,926
		578,729
Consumer Finance - 1.3%
Capital One Financial Corp.	3,494,163	268,771
OneMain Holdings, Inc. (a)	1,454,300	32,809
SLM Corp. (a)	4,906,334	50,977
Synchrony Financial	1,885,700	50,631
		403,188
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	129	32,049
Class B (a)	467,400	77,252
Extraction Oil & Gas, Inc. (d)	648,767	9,238
KBC Ancora	398,674	20,162
Kimbell Royalty Partners LP	420,900	8,376
NCS Multistage Holdings, Inc.	769,600	20,194
On Deck Capital, Inc. (a)	590,700	2,091
		169,362
Insurance - 1.3%
American International Group, Inc.	274,300	17,454
Chubb Ltd.	795,837	113,956
Marsh & McLennan Companies, Inc.	1,343,477	104,200
The Travelers Companies, Inc.	1,216,200	151,843
Unum Group	583,900	26,264
		413,717

TOTAL FINANCIALS		2,820,170

HEALTH CARE - 8.6%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	505,604	49,564
Amgen, Inc.	1,633,858	253,640
Biogen, Inc. (a)	437,385	108,371
Celgene Corp. (a)	360,700	41,268
Regeneron Pharmaceuticals, Inc. (a)	146,800	67,390
Shire PLC sponsored ADR	378,200	65,323
Vertex Pharmaceuticals, Inc. (a)	812,000	100,363
		685,919
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	2,415,300	110,283
Boston Scientific Corp. (a)	5,683,470	153,624
Intuitive Surgical, Inc. (a)	135,200	123,665
Medtronic PLC	2,335,424	196,830
ResMed, Inc.	92,700	6,591
Wright Medical Group NV (a)	1,296,800	34,650
		625,643
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	447,100	33,215
Cigna Corp.	152,360	24,565
Henry Schein, Inc. (a)	407,304	74,932
Humana, Inc.	407,000	94,530
UnitedHealth Group, Inc.	1,696,500	297,193
Universal Health Services, Inc. Class B	574,300	65,275
		589,710
Health Care Technology - 0.2%
Cerner Corp. (a)	737,600	48,202
Medidata Solutions, Inc. (a)	88,665	6,311
		54,513
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,508,100	90,999
Bio-Rad Laboratories, Inc. Class A (a)	94,769	21,179
Thermo Fisher Scientific, Inc.	530,097	91,595
		203,773
Pharmaceuticals - 1.6%
Allergan PLC	823,643	184,290
Bristol-Myers Squibb Co.	2,176,341	117,414
GlaxoSmithKline PLC sponsored ADR	1,954,200	86,434
Jazz Pharmaceuticals PLC (a)	322,700	46,972
Merck & Co., Inc.	959,400	62,467
		497,577

TOTAL HEALTH CARE		2,657,135

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	769,175	18,468
Lockheed Martin Corp.	23,600	6,635
Northrop Grumman Corp.	393,474	101,996
Raytheon Co.	590,700	96,881
United Technologies Corp.	735,622	89,216
		313,196
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	552,541	58,553
Airlines - 0.8%
American Airlines Group, Inc.	3,468,100	167,891
Southwest Airlines Co.	1,132,346	68,043
		235,934
Building Products - 0.3%
Allegion PLC	1,274,000	100,175
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	249,400	18,184
Construction & Engineering - 0.3%
Fluor Corp.	1,910,097	85,687
Electrical Equipment - 1.3%
AMETEK, Inc.	2,795,105	170,557
Fortive Corp.	2,008,365	125,422
Sensata Technologies Holding BV (a)	1,977,070	79,933
Sunrun, Inc. (a)(b)(c)	6,624,740	33,389
		409,301
Industrial Conglomerates - 1.2%
General Electric Co.	12,010,576	328,850
Honeywell International, Inc.	431,600	57,398
		386,248
Machinery - 0.2%
Caterpillar, Inc.	494,100	52,093
Deere & Co.	88,000	10,776
WABCO Holdings, Inc. (a)	74,200	9,039
		71,908
Road & Rail - 0.9%
CSX Corp.	2,792,420	151,265
Norfolk Southern Corp.	280,400	34,778
Union Pacific Corp.	789,400	87,071
		273,114

TOTAL INDUSTRIALS		1,952,300

INFORMATION TECHNOLOGY - 15.1%
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	6,727,613	201,290
Internet Software & Services - 4.0%
58.com, Inc. ADR (a)	1,567,940	67,421
Alphabet, Inc.:
Class A (a)	200	197
Class C (a)	576,924	556,651
Facebook, Inc. Class A (a)	2,144,307	324,777
Just Dial Ltd. (a)	1,005,448	6,980
MINDBODY, Inc. (a)	793,200	22,249
NetEase, Inc. ADR	82,500	23,494
New Relic, Inc. (a)	2,063,987	90,134
Okta, Inc.	147,556	3,851
Shopify, Inc. Class A (a)	227,600	20,907
SPS Commerce, Inc. (a)	238,700	13,883
Twilio, Inc. Class A (a)	333,200	8,100
Yahoo!, Inc. (a)	894,300	45,001
Yext, Inc. (b)	3,307,289	48,749
		1,232,394
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A	1,459,300	97,642
FleetCor Technologies, Inc. (a)	119,928	17,304
PayPal Holdings, Inc. (a)	196,600	10,264
		125,210
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	729,100	62,528
Broadcom Ltd.	161,200	38,604
Cavium, Inc. (a)	257,800	18,812
GlobalWafers Co. Ltd.	1,473,000	11,899
Integrated Device Technology, Inc. (a)	607,671	15,544
Marvell Technology Group Ltd.	1,550,677	26,734
Mellanox Technologies Ltd. (a)	159,100	7,557
Micron Technology, Inc. (a)	1,854,211	57,054
NVIDIA Corp.	243,473	35,145
ON Semiconductor Corp. (a)	4,471,923	69,225
Qorvo, Inc. (a)	2,601,312	202,772
Qualcomm, Inc.	3,484,844	199,577
Semtech Corp. (a)	387,800	14,814
Silergy Corp.	17,000	335
Siltronic AG (a)	749,684	67,179
Skyworks Solutions, Inc.	184,700	19,658
		847,437
Software - 4.2%
Activision Blizzard, Inc.	1,354,317	79,336
Adobe Systems, Inc. (a)	260,067	36,893
Appian Corp. Class A	465,000	8,207
Autodesk, Inc. (a)	5,841,570	652,912
Citrix Systems, Inc. (a)	23,410	1,932
HubSpot, Inc. (a)	586,145	42,261
Microsoft Corp.	3,368,987	235,290
Parametric Technology Corp. (a)	1,369,200	78,839
Salesforce.com, Inc. (a)	1,211,574	108,605
Zendesk, Inc. (a)	1,985,419	51,581
		1,295,856
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	5,188,283	792,571
HP, Inc.	6,593,383	123,692
Western Digital Corp.	286,700	25,820
		942,083

TOTAL INFORMATION TECHNOLOGY		4,644,270

MATERIALS - 1.8%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	2,094,200	165,274
LyondellBasell Industries NV Class A	748,200	60,245
Monsanto Co.	343,700	40,357
Platform Specialty Products Corp. (a)	1,737,300	21,682
Sherwin-Williams Co.	165,900	55,041
W.R. Grace & Co.	539,001	38,641
		381,240
Construction Materials - 0.1%
Eagle Materials, Inc.	379,700	35,806
Containers & Packaging - 0.4%
Ball Corp.	1,124,000	45,972
WestRock Co.	1,150,680	62,620
		108,592
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	3,305,600	37,981

TOTAL MATERIALS		563,619

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Altisource Residential Corp. Class B	2,432,917	33,428
American Tower Corp.	1,042,400	136,752
Boston Properties, Inc.	380,397	46,150
Colony NorthStar, Inc.	2,770,209	39,143
CoreSite Realty Corp.	135,800	14,297
Corporate Office Properties Trust (SBI)	578,000	19,496
Corrections Corp. of America	618,100	17,770
Equinix, Inc.	112,900	49,790
Extra Space Storage, Inc.	308,336	23,887
Gaming & Leisure Properties	161,800	5,940
Healthcare Trust of America, Inc.	478,100	14,673
Omega Healthcare Investors, Inc.	214,400	6,715
Outfront Media, Inc.	1,059,362	24,206
Prologis, Inc.	912,800	50,697
SBA Communications Corp. Class A (a)	144,900	20,022
Store Capital Corp.	3,040,800	61,972
Sun Communities, Inc.	212,042	18,265
VEREIT, Inc.	2,601,300	21,513
		604,716
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	573,803	20,014

TOTAL REAL ESTATE		624,730

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	5,770,364	222,332
Level 3 Communications, Inc. (a)	709,709	42,242
Verizon Communications, Inc.	3,075,320	143,433
Zayo Group Holdings, Inc. (a)	744,263	23,935
		431,942
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	294,601	19,862
Telephone & Data Systems, Inc.	30,418	868
		20,730

TOTAL TELECOMMUNICATION SERVICES		452,672

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	245,133	19,995
Exelon Corp.	2,407,700	87,424
FirstEnergy Corp.	824,748	24,116
Great Plains Energy, Inc.	226,000	6,493
NextEra Energy, Inc.	1,129,800	159,799
PG&E Corp.	1,366,529	93,443
PPL Corp.	539,600	21,535
		412,805
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	1,043,000	16,751
NRG Yield, Inc. Class C	946,427	16,752
Vivint Solar, Inc. (a)(b)	4,495,051	14,384
		47,887
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	412,700	11,807
Dominion Resources, Inc.	1,104,022	89,172
Sempra Energy	999,559	116,439
		217,418
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (b)	106,349	1,803

TOTAL UTILITIES		679,913

TOTAL COMMON STOCKS
(Cost $15,545,671)		20,343,582

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)
(Cost $4,704)	281,270	4,704
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 11.3%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	5,595	5,702
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,782
3.15% 1/15/20	19,000	19,352
3.25% 5/15/18	2,895	2,933
3.5% 7/10/19	41,541	42,518
4% 1/15/25	7,674	7,718
4.2% 3/1/21	10,665	11,175
4.25% 5/15/23	3,220	3,330
4.75% 8/15/17	3,095	3,114
		97,624
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	627
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,759
3.7% 1/30/26	4,539	4,728
		6,487
Media - 0.6%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,344
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,670
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	11,008
4.908% 7/23/25	6,898	7,466
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,545
4.5% 9/15/42	3,752	3,586
5.5% 9/1/41	3,051	3,255
5.875% 11/15/40	7,066	7,895
6.55% 5/1/37	40,485	48,535
6.75% 7/1/18	1,974	2,075
7.3% 7/1/38	7,024	8,944
8.25% 4/1/19	11,974	13,268
Time Warner, Inc. 2.1% 6/1/19	12,500	12,537
		165,128

TOTAL CONSUMER DISCRETIONARY		269,866

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,184
3.3% 2/1/23	20,335	20,975
4.7% 2/1/36	19,253	20,968
4.9% 2/1/46	22,019	24,411
		85,538
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,681
3.875% 7/20/25	7,967	8,346
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,997
3.3% 11/18/21	4,671	4,833
		21,857
Food Products - 0.0%
William Wrigley Jr. Co. 2% 10/20/17 (e)	5,313	5,323
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,127
4% 1/31/24	3,615	3,868
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,922
4.25% 7/21/25 (e)	8,553	9,058
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,829
3.25% 6/12/20	1,695	1,755
4% 6/12/22	5,830	6,208
4.45% 6/12/25	4,227	4,552
4.85% 9/15/23	8,000	8,829
5.7% 8/15/35	2,194	2,568
5.85% 8/15/45	16,830	20,355
6.15% 9/15/43	14,000	17,410
7.25% 6/15/37	7,569	10,316
		110,797

TOTAL CONSUMER STAPLES		223,515

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	3,025
6.5% 4/1/20	3,517	3,889
Halliburton Co.:
3.8% 11/15/25	4,660	4,810
4.85% 11/15/35	4,069	4,352
Noble Holding International Ltd.:
5.75% 3/16/18	617	620
7.7% 4/1/25 (f)	3,936	3,424
8.7% 4/1/45 (f)	3,799	3,191
		23,311
Oil, Gas & Consumable Fuels - 1.7%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,564
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,926
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,959
5.55% 3/15/26	6,563	7,368
6.45% 9/15/36	1,840	2,187
6.6% 3/15/46	8,910	11,036
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,851	2,850
5.85% 2/1/35	4,725	5,238
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,181
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,624
3.3% 6/1/20	7,911	8,094
4.5% 6/1/25	2,416	2,592
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	7,013
5.35% 3/15/20 (e)	6,814	7,121
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,697
4.95% 4/1/22	1,267	1,296
5.6% 4/1/44	2,216	2,105
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,915
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,854
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,949
3.9% 5/15/24 (f)	2,064	2,050
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,547
4.375% 10/15/20	5,808	6,141
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,428
5.5% 12/1/46	3,753	4,194
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,052
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,817
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,913
Nexen, Inc. 6.2% 7/30/19	2,252	2,420
Pemex Project Funding Master Trust 5.75% 3/1/18	7,835	8,043
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,945
5.625% 5/20/43	22,261	18,588
7.25% 3/17/44	30,172	29,900
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	38,939
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,137
3.5% 7/23/20	8,815	8,970
3.5% 1/30/23	5,005	4,854
4.5% 1/23/26	11,915	11,695
4.625% 9/21/23	13,980	14,251
4.875% 1/24/22	1,430	1,490
4.875% 1/18/24	7,021	7,161
5.375% 3/13/22 (e)	4,960	5,283
5.5% 1/21/21	13,423	14,277
5.5% 6/27/44	6,301	5,645
5.625% 1/23/46	11,673	10,529
6% 3/5/20	4,797	5,185
6.375% 1/23/45	26,396	26,187
6.5% 6/2/41	8,420	8,481
6.75% 9/21/47	12,583	12,916
6.875% 8/4/26	13,000	14,599
8% 5/3/19	3,943	4,350
Phillips 66 Co. 4.3% 4/1/22	6,383	6,907
Phillips 66 Partners LP 2.646% 2/15/20	652	657
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,972
Southwestern Energy Co.:
5.8% 1/23/20 (f)	5,591	5,675
6.7% 1/23/25 (f)	4,632	4,574
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,173
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,970
4.55% 6/24/24	25,316	26,012
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,347
5.375% 6/1/21	14,415	15,615
Williams Partners LP:
3.6% 3/15/22	6,925	7,128
3.9% 1/15/25	2,391	2,448
4% 11/15/21	3,157	3,310
4.3% 3/4/24	10,014	10,537
4.5% 11/15/23	3,444	3,673
		518,554

TOTAL ENERGY		541,865

FINANCIALS - 5.0%
Banks - 2.7%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	1,325	1,337
5.5% 7/12/20 (e)	21,376	22,498
5.75% 9/26/23 (e)	5,809	6,165
6.5% 6/10/19 (e)	2,097	2,221
Bank of America Corp.:
2.6% 1/15/19	57,427	57,994
3.5% 4/19/26	9,902	9,926
3.875% 8/1/25	9,873	10,218
3.95% 4/21/25	6,998	7,115
4.2% 8/26/24	11,449	11,907
4.25% 10/22/26	6,748	6,975
5.75% 12/1/17	19,000	19,391
Barclays PLC:
2% 3/16/18	16,700	16,719
2.75% 11/8/19	5,728	5,779
3.25% 1/12/21	8,790	8,975
4.375% 1/12/26	11,847	12,357
BB&T Corp. 3.95% 3/22/22	1,805	1,917
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,651
1.85% 11/24/17	13,884	13,913
2.15% 7/30/18	17,815	17,875
3.875% 3/26/25	17,000	17,189
4.05% 7/30/22	17,500	18,363
4.3% 11/20/26	14,000	14,468
Citizens Bank NA 2.55% 5/13/21	3,064	3,075
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,999
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,509
3.75% 3/26/25	8,440	8,532
3.8% 9/15/22	13,270	13,751
3.8% 6/9/23	16,850	17,311
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,560
Discover Bank 7% 4/15/20	4,144	4,620
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,953
3.5% 3/15/22	638	663
4.5% 6/1/18	584	599
HBOS PLC 6.75% 5/21/18 (e)	560	584
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,548
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,855
Huntington National Bank:
1.7% 2/26/18	37,500	37,518
2.2% 4/1/19	3,200	3,212
2.4% 4/1/20	40,000	40,272
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,275
5.71% 1/15/26 (e)	13,365	13,571
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,576
2.95% 10/1/26	34,906	33,751
3.875% 9/10/24	24,177	24,977
4.125% 12/15/26	61,229	63,745
KeyCorp. 5.1% 3/24/21	628	690
Rabobank Nederland 4.375% 8/4/25	13,516	14,192
Regions Bank 6.45% 6/26/37	12,100	14,401
Regions Financial Corp. 3.2% 2/8/21	5,563	5,699
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	68,365
6% 12/19/23	12,648	13,899
6.1% 6/10/23	9,334	10,232
6.125% 12/15/22	39,429	43,183
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,022
		830,092
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,630
4.25% 2/15/24	3,357	3,525
Credit Suisse AG 6% 2/15/18	17,158	17,650
Deutsche Bank AG 4.5% 4/1/25	27,715	27,704
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,457
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,619
2.55% 10/23/19	85,599	86,475
2.6% 4/23/20	1,000	1,010
2.625% 1/31/19	30,072	30,397
2.9% 7/19/18	10,319	10,444
5.95% 1/18/18	5,343	5,482
6.15% 4/1/18	3,993	4,135
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,142
Lazard Group LLC 4.25% 11/14/20	5,286	5,588
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	30,978
Morgan Stanley:
1.875% 1/5/18	7,156	7,168
2.125% 4/25/18	18,100	18,168
2.5% 1/24/19	43,150	43,528
2.65% 1/27/20	2,659	2,693
4.875% 11/1/22	8,674	9,455
5.625% 9/23/19	547	589
5.95% 12/28/17	301	308
6.625% 4/1/18	1,804	1,875
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	10,177
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,444
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,466
2.375% 8/14/19	12,750	12,850
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	10,166
		408,123
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,263
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,291
Discover Financial Services:
3.85% 11/21/22	2,701	2,778
3.95% 11/6/24	20,000	20,327
5.2% 4/27/22	2,488	2,703
6.45% 6/12/17	13,316	13,329
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,067
2.875% 10/1/18	11,000	11,120
5% 5/15/18	10,000	10,290
5.875% 8/2/21	12,574	14,027
Hyundai Capital America:
2.125% 10/2/17 (e)	2,357	2,360
2.55% 2/6/19 (e)	6,671	6,697
2.875% 8/9/18 (e)	2,848	2,874
Synchrony Financial:
1.875% 8/15/17	1,554	1,554
3% 8/15/19	2,283	2,316
3.75% 8/15/21	8,466	8,739
4.25% 8/15/24	3,469	3,553
		136,288
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,202
3.875% 8/15/22	10,251	10,581
4.125% 6/15/26	3,990	4,039
		25,822
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,418
American International Group, Inc.:
3.3% 3/1/21	4,640	4,778
3.75% 7/10/25	14,847	15,239
4.875% 6/1/22	11,881	13,068
Aon Corp. 5% 9/30/20	129	139
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (e)(f)	2,508	2,483
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,978
5% 6/1/21 (e)	8,525	9,302
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,242
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,688
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,092
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,406
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,967	6,418
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,709	8,591
6% 2/10/20 (e)	10,987	11,965
Prudential Financial, Inc.:
2.3% 8/15/18	888	895
7.375% 6/15/19	2,520	2,794
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	9,231
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,970
4.125% 11/1/24 (e)	2,810	2,918
Unum Group:
3.875% 11/5/25	9,271	9,470
5.625% 9/15/20	3,860	4,240
5.75% 8/15/42	12,079	14,156
		154,481

TOTAL FINANCIALS		1,554,806

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/6/22	8,127	8,328
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,126
4.25% 10/15/19	20,200	21,032
4.75% 5/1/23	375	400
5.875% 3/15/22	450	500
6.5% 2/15/20	12,966	14,246
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,290
WellPoint, Inc. 1.875% 1/15/18	195	195
		53,789
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,108
3.3% 2/15/22	13,389	13,838
		14,946
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	3,839	3,869
3% 3/12/20	7,106	7,261
3.45% 3/15/22	12,371	12,825
Allergan PLC 1.875% 10/1/17	2,149	2,150
Mylan N.V.:
2.5% 6/7/19	4,811	4,840
3.15% 6/15/21	9,840	10,025
3.95% 6/15/26	4,843	4,856
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,828
3.9% 12/15/24	2,611	2,667
4.9% 12/15/44	1,145	1,157
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,829
2.8% 7/21/23	4,987	4,838
3.15% 10/1/26	5,937	5,575
Zoetis, Inc. 1.875% 2/1/18	992	993
		69,713

TOTAL HEALTH CARE		146,776

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,414
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 9/15/17	176	178
6.9% 1/2/18	54	55
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	332	339
8.36% 1/20/19	416	416
		988
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,850
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,326
2.625% 9/4/18	8,396	8,473
3.375% 6/1/21	4,953	5,108
3.75% 2/1/22	7,839	8,204
3.875% 4/1/21	6,320	6,625
4.25% 9/15/24	5,492	5,788
4.75% 3/1/20	5,518	5,877
		43,401

TOTAL INDUSTRIALS		51,653

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,272
6.55% 10/1/17	1,119	1,137
		2,409
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (f)	1,397	1,500

TOTAL INFORMATION TECHNOLOGY		3,909

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,942
6.75% 10/19/75 (e)(f)	9,054	10,264
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	8,722	9,168
4.5% 8/13/23 (Reg. S)	10,600	11,436
		34,810
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,379
4.6% 4/1/22	2,434	2,613
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,825
American Tower Corp. 2.8% 6/1/20	8,000	8,129
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,915
Camden Property Trust 2.95% 12/15/22	2,417	2,410
CommonWealth REIT 5.875% 9/15/20	1,166	1,252
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,380
5% 7/1/25	4,089	4,319
DDR Corp.:
3.625% 2/1/25	4,613	4,401
4.25% 2/1/26	3,429	3,379
4.625% 7/15/22	4,470	4,683
4.75% 4/15/18	6,131	6,246
Duke Realty LP:
3.625% 4/15/23	3,152	3,236
3.75% 12/1/24	2,549	2,629
3.875% 10/15/22	5,452	5,707
6.75% 3/15/20	1,339	1,494
Equity One, Inc. 3.75% 11/15/22	8,200	8,529
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,174
HCP, Inc.:
3.15% 8/1/22	7,000	7,049
3.875% 8/15/24	13,000	13,266
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,610
4.125% 4/1/19	13,700	14,144
4.7% 9/15/17	843	850
HRPT Properties Trust 6.65% 1/15/18	676	680
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,256
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,195
4.5% 1/15/25	4,460	4,538
4.5% 4/1/27	34,977	34,937
4.75% 1/15/28	11,399	11,459
4.95% 4/1/24	2,101	2,197
5.25% 1/15/26	10,420	11,037
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,543
5% 12/15/23	1,140	1,191
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,250
WP Carey, Inc. 4% 2/1/25	9,404	9,423
		202,325
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	8,551	8,653
4.1% 10/1/24	6,548	6,608
4.55% 10/1/29	7,034	7,126
4.95% 4/15/18	4,846	4,964
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,374
3.95% 7/1/22	5,951	6,262
4.75% 10/1/25	6,539	7,043
5.25% 3/15/21	4,138	4,504
Liberty Property LP:
3.375% 6/15/23	3,313	3,348
4.125% 6/15/22	3,219	3,389
4.75% 10/1/20	8,747	9,298
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,567
3.15% 5/15/23	7,438	7,025
4.5% 4/18/22	2,016	2,065
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,392
Tanger Properties LP:
3.125% 9/1/26	4,924	4,634
3.75% 12/1/24	4,790	4,830
3.875% 12/1/23	2,716	2,789
6.125% 6/1/20	9,597	10,539
Ventas Realty LP:
3.125% 6/15/23	2,534	2,534
3.5% 2/1/25	2,833	2,827
3.75% 5/1/24	7,900	8,083
4.125% 1/15/26	2,782	2,881
4.375% 2/1/45	1,322	1,296
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,063
4% 4/30/19	1,999	2,061
		132,155

TOTAL REAL ESTATE		334,480

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,786
3.6% 2/17/23	13,016	13,316
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	80
CenturyLink, Inc. 5.15% 6/15/17	487	487
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,988
4.5% 9/15/20	45,631	48,905
5.012% 4/15/49 (e)	5,561	5,595
5.012% 8/21/54	23,143	22,616
		106,773
UTILITIES - 0.7%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,219
6.4% 9/15/20 (e)	14,254	15,912
Edison International 3.75% 9/15/17	4,499	4,528
Eversource Energy 1.45% 5/1/18	1,676	1,674
Exelon Corp.:
1.55% 6/9/17	1,687	1,687
3.95% 6/15/25	7,948	8,265
FirstEnergy Corp.:
2.75% 3/15/18	11,918	11,988
4.25% 3/15/23	27,079	28,231
7.375% 11/15/31	35,412	47,224
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	4,787
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	14,141
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,076
Nevada Power Co. 6.5% 8/1/18	2,642	2,786
NV Energy, Inc. 6.25% 11/15/20	1,957	2,195
Pennsylvania Electric Co. 6.05% 9/1/17	618	624
PG&E Corp. 2.4% 3/1/19	931	938
Progress Energy, Inc. 4.4% 1/15/21	405	432
TECO Finance, Inc. 5.15% 3/15/20	164	175
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,641
		159,523
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,636
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,301	1,317
		3,953
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,359
2.7% 6/15/21	2,321	2,334
3.55% 6/15/26	3,712	3,709
		8,402
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3.4522% 9/30/66 (f)	20,448	17,585
3.9772% 6/30/66 (f)	5,485	5,183
NiSource Finance Corp. 6.8% 1/15/19	624	670
Puget Energy, Inc. 6% 9/1/21	813	911
Wisconsin Energy Corp. 3.2943% 5/15/67 (f)	4,882	4,555
		28,904

TOTAL UTILITIES		200,782

TOTAL NONCONVERTIBLE BONDS
(Cost $3,353,871)		3,469,235

U.S. Government and Government Agency Obligations - 9.7%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$121,566	$116,385
1% 2/15/46	25,425	25,917
1.375% 2/15/44	101,986	112,963
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	72,723	71,281
0.25% 1/15/25	64,875	64,563
0.375% 1/15/27	30,198	30,172
0.625% 1/15/26	102,605	104,874

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		526,155

U.S. Treasury Obligations - 8.0%
U.S. Treasury Bills, yield at date of purchase 0.72% to 0.81% 6/15/17 to 7/27/17 (g)	5,640	5,637
U.S. Treasury Bonds:
3% 5/15/45 (h)	30,750	31,528
3% 11/15/45	85,886	87,996
3% 2/15/47	148,375	152,160
3% 5/15/47	31,930	32,763
U.S. Treasury Notes:
1.25% 3/31/21	287,028	283,126
1.25% 10/31/21	441,071	432,508
1.5% 8/15/26	65,000	61,232
1.75% 5/31/22	96,940	96,917
1.875% 3/31/22	207,272	208,414
2% 12/31/21	442,692	447,949
2% 5/31/24	171,875	171,627
2.125% 3/31/24	460,507	463,889

TOTAL U.S. TREASURY OBLIGATIONS		2,475,746

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,005,594)		3,001,901

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
2.5% 11/1/42 to 4/1/43	1,065	1,039
2.803% 6/1/36 (f)	98	103
3% 12/1/30 to 9/1/46	19,047	19,312
3.289% 7/1/37 (f)	208	220
3.5% 9/1/29 to 3/1/44	8,378	8,785
4% 11/1/31	1,486	1,589
4% 6/1/47 (i)	1,200	1,267
4.5% 12/1/23 to 6/1/41	833	897
5% 7/1/33 to 11/1/44	8,601	9,486
5.5% 9/1/24 to 9/1/41	10,774	11,943
6% 6/1/35 to 8/1/37	3,142	3,579
6.5% 7/1/32 to 8/1/36	638	736

TOTAL FANNIE MAE		58,956

Freddie Mac - 0.2%
2.5% 7/1/31	510	517
3% 4/1/31 to 6/1/31	1,755	1,815
3.5% 4/1/43 to 4/1/46	18,065	18,710
4% 6/1/24 to 2/1/46	18,906	20,059
4.079% 10/1/35 (f)	109	115
4.5% 7/1/25 to 4/1/41	7,671	8,300
5% 3/1/19 to 7/1/41	2,882	3,175
5.5% 1/1/34 to 3/1/40	678	761
6% 7/1/37 to 8/1/37	172	197
6.5% 3/1/36	493	570

TOTAL FREDDIE MAC		54,219

Ginnie Mae - 0.0%
3% 4/20/46 to 1/20/47	3,700	3,771
3.5% 3/15/42	221	232
4% 9/20/40 to 1/15/43	5,037	5,376
4% 6/1/47 (i)	2,240	2,370
4% 7/1/47 (i)	1,000	1,057
4.5% 4/20/41	1,643	1,773
5% 5/15/39	589	654
5.5% 2/15/37 to 1/15/39	367	417

TOTAL GINNIE MAE		15,650

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $127,755)		128,825

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (f)	$729	$719
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (f)	222	220
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (f)	40	39
Series 2004-R2 Class M3, 1.8486% 4/25/34 (f)	99	84
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (f)	53	50
Series 2004-W11 Class M2, 2.0736% 11/25/34 (f)	544	541
Series 2004-W7 Class M1, 1.8486% 5/25/34 (f)	1,282	1,234
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (f)	1,203	417
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.8156% 4/25/34 (f)	1,557	1,466
Series 2006-HE2 Class M1, 1.3936% 3/25/36 (f)	18	6
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	17,941	18,270
Class AA, 2.487% 12/16/41 (e)	4,439	4,432
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	10,478	10,495
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (f)	1,978	1,520
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.4786% 4/25/34 (f)	59	55
Series 2004-4 Class M2, 1.8186% 6/25/34 (f)	89	88
Series 2004-7 Class AF5, 5.868% 1/25/35	775	789
Fannie Mae Series 2004-T5 Class AB3, 1.7186% 5/28/35 (f)	43	38
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (f)	252	241
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.8486% 3/25/34 (f)	3	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.7586% 1/25/35 (f)	1,041	970
Class M4, 2.0436% 1/25/35 (f)	381	200
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (e)(f)	1,503	1,424
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (e)(f)	390	371
Class B, 1.2691% 11/15/34 (e)(f)	141	132
Class C, 1.3691% 11/15/34 (e)(f)	234	217
Class D, 1.7391% 11/15/34 (e)(f)	89	81
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (f)	218	215
Series 2003-3 Class M1, 2.3136% 8/25/33 (f)	386	376
Series 2003-5 Class A2, 1.6906% 12/25/33 (f)	36	35
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (f)	1,609	1,149
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (f)	2,909	1,986
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (f)	302	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (f)	92	87
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (f)	139	133
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (f)	3	2
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (f)	1,321	1,280
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (f)	63	57
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (f)	160	149
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (f)	147	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (f)	1,566	1,531
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (f)	537	534
Class M4, 3.1656% 9/25/34 (f)	750	490
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (f)	1,620	1,603
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (f)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (f)	584	560
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (f)	263	262
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (f)	37	34
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (f)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (e)(f)	2,116	1,079
TOTAL ASSET-BACKED SECURITIES
(Cost $46,825)		55,709

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.5836% 1/25/35 (f)	673	674
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (f)	285	282
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.0722% 8/25/36 (f)	762	704
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (f)	481	461
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.2806% 7/25/35 (f)	601	587
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (e)(f)	245	235
Class B6, 3.8394% 6/10/35 (e)(f)	52	31
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (f)	22	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (f)	44	44
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1.2236% 9/25/36 (f)	411	408
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.6306% 9/25/43 (f)	1,478	1,427

TOTAL PRIVATE SPONSOR		4,874

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	10,025	10,004
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	10,544	10,645

TOTAL U.S. GOVERNMENT AGENCY		20,649

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,654)		25,523

Commercial Mortgage Securities - 0.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (f)(k)	102	1
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.5939% 5/15/32 (e)(f)	7,236	7,252
Class C, 3.0439% 5/15/32 (e)(f)	6,417	6,427
Class D, 3.8939% 5/15/32 (e)(f)	3,365	3,363
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (e)(f)	25	23
Series 2005-3A:
Class A2, 1.4236% 11/25/35 (e)(f)	254	234
Class M1, 1.4636% 11/25/35 (e)(f)	33	29
Class M2, 1.5136% 11/25/35 (e)(f)	42	35
Class M3, 1.5336% 11/25/35 (e)(f)	38	31
Class M4, 1.6236% 11/25/35 (e)(f)	47	37
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (e)(f)	666	616
Class B1, 2.4236% 1/25/36 (e)(f)	30	24
Class M1, 1.4736% 1/25/36 (e)(f)	215	192
Class M2, 1.4936% 1/25/36 (e)(f)	64	57
Class M3, 1.5236% 1/25/36 (e)(f)	94	77
Class M4, 1.6336% 1/25/36 (e)(f)	52	46
Class M5, 1.6736% 1/25/36 (e)(f)	52	40
Class M6, 1.7236% 1/25/36 (e)(f)	55	42
Series 2006-1:
Class A2, 1.3836% 4/25/36 (e)(f)	97	88
Class M1, 1.4036% 4/25/36 (e)(f)	35	29
Class M2, 1.4236% 4/25/36 (e)(f)	37	31
Class M3, 1.4436% 4/25/36 (e)(f)	31	27
Class M4, 1.5436% 4/25/36 (e)(f)	18	15
Class M5, 1.5836% 4/25/36 (e)(f)	17	14
Class M6, 1.6636% 4/25/36 (e)(f)	35	28
Series 2006-2A:
Class M1, 1.3336% 7/25/36 (e)(f)	86	71
Class M2, 1.3536% 7/25/36 (e)(f)	61	50
Class M3, 1.3736% 7/25/36 (e)(f)	50	42
Class M4, 1.4436% 7/25/36 (e)(f)	34	28
Class M5, 1.4936% 7/25/36 (e)(f)	42	35
Series 2006-3A Class M4, 1.4206% 10/25/36 (e)(f)	29	22
Series 2006-4A:
Class A2, 1.2606% 12/25/36 (e)(f)	1,910	1,712
Class M1, 1.2806% 12/25/36 (e)(f)	127	91
Class M2, 1.3006% 12/25/36 (e)(f)	85	59
Class M3, 1.3306% 12/25/36 (e)(f)	85	41
Series 2007-1 Class A2, 1.2606% 3/25/37 (e)(f)	388	345
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (e)(f)	409	374
Class A2, 1.3017% 7/25/37 (e)(f)	383	350
Class M1, 1.3517% 7/25/37 (e)(f)	134	104
Class M2, 1.3917% 7/25/37 (e)(f)	74	57
Class M3, 1.4717% 7/25/37 (e)(f)	58	45
Series 2007-3:
Class A2, 1.2717% 7/25/37 (e)(f)	396	332
Class M1, 1.2917% 7/25/37 (e)(f)	79	62
Class M2, 1.3217% 7/25/37 (e)(f)	84	64
Class M3, 1.3517% 7/25/37 (e)(f)	132	98
Class M4, 1.4817% 7/25/37 (e)(f)	208	141
Class M5, 1.5817% 7/25/37 (e)(f)	79	42
Series 2007-4A Class M1, 1.9406% 9/25/37 (e)(f)	32	11
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	836	29
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(k)	12,742	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	4,471	4,509
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9939% 12/15/27 (e)(f)	2,626	2,637
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.922% 12/10/49 (f)	374	374
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	443	443
CSMC Series 2015-TOWN:
Class B, 2.8939% 3/15/28 (e)(f)	1,574	1,573
Class C, 3.2439% 3/15/28 (e)(f)	1,534	1,533
Class D, 4.1939% 3/15/28 (e)(f)	2,321	2,321
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(f)	7,930	8,126
Class CFX, 3.4949% 12/15/34 (e)(f)	6,656	6,783
Class DFX, 3.3822% 12/15/34 (e)(f)	5,641	5,735
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.6391% 4/15/27 (e)(f)	2,117	2,086
Class D, 3.2391% 4/15/27 (e)(f)	4,512	4,424
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (f)	114	114
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (f)	463	463
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	97	97
Series 2007-C7 Class A3, 5.866% 9/15/45	2,113	2,131
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,446	1,458
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A3, 6.0659% 8/12/49 (f)	240	240
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1257% 6/11/49 (f)	11,463	11,473
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (e)(f)	10,024	10,097
Class B, 4.181% 11/15/34 (e)	3,538	3,569
Class C, 5.205% 11/15/34 (e)	2,482	2,511
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (f)	760	760
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,918
Class D, 5.513% 12/15/43 (f)	2,102	1,960
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $98,760)		102,298

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,817
7.5% 4/1/34	8,780	12,643
7.55% 4/1/39	17,675	26,614
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,371
Series 2010 C1, 7.781% 1/1/35	13,980	14,485
Series 2012 B, 5.432% 1/1/42	6,845	5,585
Series 2014 B, 6.314% 1/1/44	14,335	12,928
6.05% 1/1/29	475	477
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,205	3,223
4.95% 6/1/23	8,975	9,162
5.1% 6/1/33	65,900	59,384
Series 2010-1, 6.63% 2/1/35	17,960	18,057
Series 2010-3:
5.547% 4/1/19	185	193
6.725% 4/1/35	10,580	10,837
7.35% 7/1/35	5,140	5,459
Series 2010-5, 6.2% 7/1/21	4,120	4,333
Series 2011:
5.665% 3/1/18	9,625	9,821
5.877% 3/1/19	26,600	27,859
Series 2013, 4% 12/1/20	7,040	6,983
TOTAL MUNICIPAL SECURITIES
(Cost $236,275)		231,231

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $3,127)	$3,000	$3,161

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$8,000	$7,998
2.95% 7/23/21	8,837	8,922
Discover Bank:
(Delaware) 3.2% 8/9/21	10,936	11,196
3.1% 6/4/20	11,505	11,746
8.7% 11/18/19	745	845
RBS Citizens NA 2.5% 3/14/19	5,410	5,456
Regions Bank 7.5% 5/15/18	13,814	14,540
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,483
Wachovia Bank NA 6% 11/15/17	8,083	8,245
TOTAL BANK NOTES
(Cost $80,383)		81,431
	Shares	Value (000s)

Fixed-Income Funds - 8.6%
Fidelity High Income Central Fund 2 (l)	6,372,306	$728,928
Fidelity Mortgage Backed Securities Central Fund(l)	17,759,318	1,927,064
TOTAL FIXED-INCOME FUNDS
(Cost $2,544,610)		2,655,992

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.86% (m)	939,258,508	939,446
Fidelity Securities Lending Cash Central Fund 0.87%(m)(n)	213,995,961	214,017
TOTAL MONEY MARKET FUNDS
(Cost $1,153,358)		1,153,463
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $26,225,587)		31,257,055
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(391,203)
NET ASSETS - 100%		$30,865,852

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,156 CME E-mini S&P 500 Index Contracts (United States)	June 2017	139,362	$2,672

The face value of futures purchased as a percentage of Net Assets is 0.5%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 161	$(154)	$0	$(154)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,912,000 or 0.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $405,859,000 or 1.3% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,624,000.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $117,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$9,298
Extraction Oil & Gas, Inc.	12/12/16	$11,840
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,717
Fidelity High Income Central Fund 2	35,392
Fidelity Mortgage Backed Securities Central Fund	40,023
Fidelity Securities Lending Cash Central Fund	2,844
Total	$81,976

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$706,179	$--	$--	$728,928	82.1%
Fidelity Mortgage Backed Securities Central Fund	2,185,003	125,000	342,158	1,927,064	29.1%
Total	$2,891,182	$125,000	$342,158	$2,655,992

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$37,297	$5,343	$--	$--	$28,998
Sunrun, Inc.	32,153	7,462	--	--	33,389
Total	$69,450	$12,805	$--	$--	$62,387

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,846,370	$2,846,370	$--	$--
Consumer Staples	1,943,855	1,885,132	58,723	--
Energy	1,158,548	1,158,548	--	--
Financials	2,820,170	2,820,170	--	--
Health Care	2,657,135	2,657,135	--	--
Industrials	1,952,300	1,952,300	--	--
Information Technology	4,648,974	4,644,270	--	4,704
Materials	563,619	563,619	--	--
Real Estate	624,730	624,730	--	--
Telecommunication Services	452,672	452,672	--	--
Utilities	679,913	679,913	--	--
Corporate Bonds	3,469,235	--	3,469,235	--
U.S. Government and Government Agency Obligations	3,001,901	--	3,001,901	--
U.S. Government Agency - Mortgage Securities	128,825	--	128,825	--
Asset-Backed Securities	55,709	--	54,630	1,079
Collateralized Mortgage Obligations	25,523	--	25,257	266
Commercial Mortgage Securities	102,298	--	102,298	--
Municipal Securities	231,231	--	231,231	--
Foreign Government and Government Agency Obligations	3,161	--	3,161	--
Bank Notes	81,431	--	81,431	--
Fixed-Income Funds	2,655,992	2,655,992	--	--
Money Market Funds	1,153,463	1,153,463	--	--
Total Investments in Securities:	$31,257,055	$24,094,314	$7,156,692	$6,049
Derivative Instruments:
Assets
Futures Contracts	$2,672	$2,672	$--	$--
Total Assets	$2,672	$2,672	$--	$--
Liabilities
Swaps	$(154)	$--	$(154)	$--
Total Liabilities	$(154)	$--	$(154)	$--
Total Derivative Instruments:	$2,518	$2,672	$(154)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $26,356,171,000. Net unrealized appreciation aggregated $4,900,884,000, of which $5,456,110,000 related to appreciated investment securities and $555,226,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Puritan® Fund

May 31, 2017

PUR-QTLY-0717
1.800346.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.0%
Chassix Holdings, Inc. (a)	18,330	$625
Delphi Automotive PLC	18,393	1,618
		2,243
Automobiles - 0.3%
General Motors Co.	78,098	2,650
General Motors Co. warrants 7/10/19 (a)	8,394	137
Tesla, Inc. (a)	202,600	69,089
		71,876
Hotels, Restaurants & Leisure - 1.7%
Extended Stay America, Inc. unit	150,000	2,730
Marriott International, Inc. Class A	701,400	75,506
McDonald's Corp.	524,200	79,097
Red Rock Resorts, Inc.	278,655	6,587
U.S. Foods Holding Corp.	192,900	5,779
Vail Resorts, Inc.	1,058,927	226,504
Wyndham Worldwide Corp.	271,300	27,399
Wynn Resorts Ltd.	211,700	27,246
		450,848
Household Durables - 0.6%
Newell Brands, Inc.	1,642,696	86,981
Toll Brothers, Inc.	1,761,100	65,002
		151,983
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	401,300	399,141
Netflix, Inc. (a)	335,800	54,759
Priceline Group, Inc. (a)	60,700	113,939
		567,839
Leisure Products - 0.1%
Hasbro, Inc.	287,000	30,210
Media - 3.5%
Altice NV Class A (a)	523,244	13,022
AMC Networks, Inc. Class A (a)	53,800	2,850
CBS Corp. Class B	695,500	42,502
Charter Communications, Inc. Class A (a)	297,564	102,823
Comcast Corp. Class A	6,043,900	251,970
Lions Gate Entertainment Corp.:
Class A (b)	748,900	20,295
Class B (a)	2,086,185	52,760
Live Nation Entertainment, Inc. (a)	1,263,600	43,582
The Walt Disney Co.	624,400	67,398
Time Warner, Inc.	573,600	57,067
Tribune Media Co. Class A	13,773	526
tronc, Inc. (a)	3,443	39
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (a)(c)	86,301	153,697
Vivendi SA	1,129,624	24,512
WME Entertainment Parent, LLC Class A (a)(c)(d)	24,723,425	55,875
		888,918
Specialty Retail - 1.0%
Home Depot, Inc.	1,071,400	164,471
L Brands, Inc.	300,800	15,521
TJX Companies, Inc.	420,700	31,641
Ulta Beauty, Inc. (a)	164,400	50,116
		261,749
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	1,407,200	36,295
Christian Dior SA	202,800	57,911
Hermes International SCA	81,100	40,081
lululemon athletica, Inc. (a)	509,400	24,589
Luxottica Group SpA	81,800	4,957
Ralph Lauren Corp.	51,500	3,492
Ted Baker PLC	43,183	1,364
Tory Burch LLC:
Class A (a)(c)(d)	702,741	34,371
Class B (a)(c)(d)	324,840	16,792
		219,852

TOTAL CONSUMER DISCRETIONARY		2,645,518

CONSUMER STAPLES - 3.8%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	120,700	14,105
Coca-Cola European Partners PLC	469,700	19,276
Constellation Brands, Inc. Class A (sub. vtg.)	238,300	43,549
Kweichow Moutai Co. Ltd. (A Shares)	273,469	17,787
Molson Coors Brewing Co. Class B	1,170,300	110,933
Monster Beverage Corp. (a)	1,569,300	79,344
The Coca-Cola Co.	3,568,600	162,264
		447,258
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	465,500	83,990
Ovation Acquisition I LLC (a)(c)	389,576	0
		83,990
Food Products - 0.4%
Bunge Ltd.	264,000	21,112
Mondelez International, Inc.	1,167,400	54,389
The Kraft Heinz Co.	320,600	29,559
		105,060
Household Products - 0.5%
Procter & Gamble Co.	802,100	70,657
Spectrum Brands Holdings, Inc.	392,900	52,825
		123,482
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	667,800	62,867
L'Oreal SA (a)	10,600	2,268
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,784,600	101,659
		166,794
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	53,478

TOTAL CONSUMER STAPLES		980,062

ENERGY - 5.1%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	1,320,900	72,848
Halliburton Co.	1,911,800	86,394
Schlumberger Ltd.	2,178,582	151,608
		310,850
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources Holdings, Inc. (a)	1,729	7
Anadarko Petroleum Corp.	2,548,300	128,766
ANR, Inc. (a)	1,729	27
Apache Corp.	1,286,300	60,147
Cabot Oil & Gas Corp.	1,064,000	23,610
Chevron Corp.	2,275,400	235,458
Cimarex Energy Co.	160,000	17,210
ConocoPhillips Co.	1,806,600	80,737
Contura Energy, Inc.	123	9
Contura Energy, Inc. warrants 7/26/23 (a)	200	6
Devon Energy Corp.	2,256,100	76,662
EOG Resources, Inc.	520,000	46,961
Extraction Oil & Gas, Inc.	755,865	10,764
Golar LNG Ltd.	542,100	12,612
Imperial Oil Ltd.	1,628,000	46,061
LINN Energy, Inc. (a)	54,178	1,663
Noble Energy, Inc.	1,611,800	46,243
Pioneer Natural Resources Co.	351,100	58,585
RSP Permian, Inc. (a)	748,900	26,653
Southwestern Energy Co. (a)	35,605	216
Suncor Energy, Inc.	3,946,500	123,521
The Williams Companies, Inc.	33,200	950
Warrior Met Coal, Inc. Class A	5,773	89
		996,957

TOTAL ENERGY		1,307,807

FINANCIALS - 10.8%
Banks - 6.6%
Bank of America Corp.	15,027,200	336,760
CIT Group, Inc.	683,000	30,769
Citigroup, Inc.	3,625,040	219,460
Comerica, Inc.	514,000	35,240
First Republic Bank	50,000	4,605
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(e)	8,871,375	34,521
Huntington Bancshares, Inc.	1,914,300	24,005
JPMorgan Chase & Co.	3,550,223	291,651
PNC Financial Services Group, Inc.	842,500	100,005
SunTrust Banks, Inc.	2,171,100	115,872
TCF Financial Corp.	258,400	3,892
U.S. Bancorp	3,981,000	202,593
Wells Fargo & Co.	6,072,540	310,550
		1,709,923
Capital Markets - 1.4%
CBOE Holdings, Inc.	401,900	34,712
Charles Schwab Corp.	1,021,200	39,572
Goldman Sachs Group, Inc.	706,900	149,340
Motors Liquidation Co. GUC Trust (a)	28,150	243
Northern Trust Corp.	597,200	52,219
S&P Global, Inc.	328,800	46,956
TD Ameritrade Holding Corp.	839,300	31,356
		354,398
Consumer Finance - 0.8%
Capital One Financial Corp.	2,179,600	167,655
Synchrony Financial	1,370,300	36,793
		204,448
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	229,062
Senseonics Holdings, Inc. (a)(b)	1,981,932	2,775
		231,837
Insurance - 1.1%
Chubb Ltd.	1,642,247	235,153
MetLife, Inc.	926,300	46,862
		282,015

TOTAL FINANCIALS		2,782,621

HEALTH CARE - 8.5%
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (a)	860,504	22,124
Acceleron Pharma, Inc. (a)	130,400	3,327
Alexion Pharmaceuticals, Inc. (a)	626,200	61,386
Amgen, Inc.	2,130,800	330,785
Asterias Biotherapeutics, Inc. warrants 9/29/17 (a)	26,174	12
Geron Corp. (a)(b)	3,139,900	8,352
Neurocrine Biosciences, Inc. (a)	579,100	25,173
Spark Therapeutics, Inc. (a)	178,800	9,106
Vertex Pharmaceuticals, Inc. (a)	1,083,600	133,933
		594,198
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	7,635,800	206,396
Corindus Vascular Robotics, Inc. (a)(b)	1,315,800	1,500
Corindus Vascular Robotics, Inc. (a)(c)	5,000,000	5,700
Danaher Corp.	1,192,200	101,265
Intuitive Surgical, Inc. (a)	73,600	67,320
Medtronic PLC	3,499,686	294,954
		677,135
Health Care Providers & Services - 1.6%
Aetna, Inc.	212,400	30,768
Cigna Corp.	195,400	31,504
HCA Holdings, Inc. (a)	73,100	5,988
HealthSouth Corp.	15	1
Humana, Inc.	508,700	118,151
Legend Acquisition, Inc. (a)	2,509	50
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
UnitedHealth Group, Inc.	1,244,000	217,924
		404,386
Pharmaceuticals - 2.0%
Allergan PLC	1,127,489	252,276
Bristol-Myers Squibb Co.	949,100	51,204
Catalent, Inc. (a)	976,100	34,681
GlaxoSmithKline PLC sponsored ADR	1,160,400	51,324
Jazz Pharmaceuticals PLC (a)	114,600	16,681
Johnson & Johnson	272,400	34,935
The Medicines Company (a)	618,500	24,598
TherapeuticsMD, Inc. (a)	5,109,226	21,203
Theravance Biopharma, Inc. (a)	961,200	35,084
		521,986

TOTAL HEALTH CARE		2,197,705

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	683,700	16,416
General Dynamics Corp.	273,100	55,508
Huntington Ingalls Industries, Inc.	371,800	72,802
Northrop Grumman Corp.	517,500	134,146
Raytheon Co.	614,200	100,735
Rockwell Collins, Inc.	244,900	26,706
United Technologies Corp.	516,400	62,629
		468,942
Building Products - 0.3%
Lennox International, Inc.	138,300	24,493
Masco Corp.	1,105,000	41,161
Masonite International Corp. (a)	10,749	792
		66,446
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(c)	5,819,318	349
Construction & Engineering - 0.0%
Keane Group, Inc.	250,000	3,845
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	22,547
Fortive Corp.	596,100	37,226
		59,773
Industrial Conglomerates - 0.5%
General Electric Co.	1,786,200	48,906
Honeywell International, Inc.	502,200	66,788
		115,694
Machinery - 2.1%
AGCO Corp.	710,900	45,519
Allison Transmission Holdings, Inc.	1,304,554	50,512
Caterpillar, Inc.	1,843,300	194,339
Cummins, Inc.	289,600	45,670
Deere & Co.	548,500	67,169
Flowserve Corp.	992,500	48,136
Ingersoll-Rand PLC	305,600	27,382
WABCO Holdings, Inc. (a)	377,900	46,036
		524,763
Road & Rail - 0.8%
CSX Corp.	1,057,900	57,306
Norfolk Southern Corp.	1,223,100	151,701
		209,007
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	677,600	56,878
United Rentals, Inc. (a)	22,500	2,446
		59,324

TOTAL INDUSTRIALS		1,508,143

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.	1,197,000	37,741
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	50,549
CDW Corp.	73,100	4,399
E Ink Holdings, Inc. GDR (e)	140,100	1,286
Keysight Technologies, Inc. (a)	637,727	24,642
		80,876
Internet Software & Services - 5.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	191,000	23,390
Alphabet, Inc. Class C (a)	896,383	864,884
Facebook, Inc. Class A (a)	3,187,060	482,712
Mail.Ru Group Ltd. GDR (a)(e)	77,400	2,067
Pandora Media, Inc. (a)	23,894	213
Spotify Technology SA (a)(c)	15,262	36,252
		1,409,518
IT Services - 3.5%
Accenture PLC Class A	262,900	32,723
Cognizant Technology Solutions Corp. Class A	876,200	58,627
DXC Technology Co.	561,000	43,489
Global Payments, Inc.	724,600	66,381
MasterCard, Inc. Class A	1,733,200	212,976
PayPal Holdings, Inc. (a)	2,042,300	106,628
Visa, Inc. Class A	3,962,400	377,339
		898,163
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	477,600	40,959
Broadcom Ltd.	677,830	162,327
Cypress Semiconductor Corp.	1,614	23
Intel Corp.	1,614,000	58,282
KLA-Tencor Corp.	927,200	96,429
NXP Semiconductors NV (a)	260,597	28,640
Qorvo, Inc. (a)	199,900	15,582
Qualcomm, Inc.	1,016,900	58,238
Texas Instruments, Inc.	600,600	49,543
		510,023
Software - 4.7%
Activision Blizzard, Inc.	3,068,300	179,741
Adobe Systems, Inc. (a)	952,000	135,051
Citrix Systems, Inc. (a)	215,400	17,779
Deem, Inc. (a)(c)	124,895	24
Electronic Arts, Inc. (a)	856,800	97,101
Microsoft Corp.	8,000,100	558,727
Mobileye NV (a)	991,840	61,395
Oracle Corp.	1,026,000	46,570
Salesforce.com, Inc. (a)	930,200	83,383
Workday, Inc. Class A (a)	174,300	17,427
		1,197,198
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	6,032,500	921,518

TOTAL INFORMATION TECHNOLOGY		5,055,037

MATERIALS - 2.7%
Chemicals - 2.3%
AdvanSix, Inc. (a)	40,176	1,156
CF Industries Holdings, Inc.	425,700	11,451
E.I. du Pont de Nemours & Co.	3,077,475	242,874
FMC Corp.	280,300	21,126
LyondellBasell Industries NV Class A	1,860,198	149,783
Monsanto Co.	795,800	93,443
Potash Corp. of Saskatchewan, Inc.	551,000	9,100
Sherwin-Williams Co.	69,100	22,925
The Chemours Co. LLC	395,195	15,804
The Scotts Miracle-Gro Co. Class A	461,400	39,962
		607,624
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	18,785
Metals & Mining - 0.3%
AngloGold Ashanti Ltd. sponsored ADR	57,230	652
Freeport-McMoRan, Inc. (a)	3,628,900	41,696
Newmont Mining Corp.	372,700	12,728
Randgold Resources Ltd. sponsored ADR (b)	150,700	14,289
		69,365

TOTAL MATERIALS		695,774

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	1,771,900	232,456
Gaming & Leisure Properties	126,400	4,640
		237,096
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Broadview Networks Holdings, Inc. (a)	123,987	803
Iliad SA	28,725	7,451
		8,254
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,088,800	73,407

TOTAL TELECOMMUNICATION SERVICES		81,661

UTILITIES - 0.8%
Electric Utilities - 0.7%
Edison International	1,127,707	91,987
NextEra Energy, Inc.	302,600	42,800
PPL Corp.	410,800	16,395
Xcel Energy, Inc.	746,300	35,755
		186,937
Multi-Utilities - 0.1%
Sempra Energy	184,400	21,481

TOTAL UTILITIES		208,418

TOTAL COMMON STOCKS
(Cost $12,357,146)		17,699,842

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)	1,082,251	11
Roku, Inc. Series F, 8.00% (a)(c)	5,520,836	9,938
		9,949
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)	196,700	6,536
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (c)	461,642	10,000
Specialty Retail - 0.2%
Moda Operandi, Inc. Series E (a)(c)	508,444	37,727
Textiles, Apparel & Luxury Goods - 0.1%
Rent the Runway, Inc. Series E (c)	1,378,930	30,000

TOTAL CONSUMER DISCRETIONARY		94,212

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	169,100	2,589
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (c)	8,512,822	2,120
Mulberry Health, Inc. Series A8 (a)(c)	2,960,879	19,098
		21,218
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	9,300	7,417
Teva Pharmaceutical Industries Ltd. 7%	5,570	2,773
		10,190

TOTAL HEALTH CARE		31,408

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	1,611,548	78,599
Software - 0.1%
Jello Labs, Inc. Series C (c)	1,050,307	17,000

TOTAL INFORMATION TECHNOLOGY		95,599

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	2,650
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $166,453)		226,458
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 15.7%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	336
3.5% 1/15/31 (e)	4,584	2,482
		2,818
Nonconvertible Bonds - 15.7%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	4,530	4,617
5.2% 4/1/45	2,729	2,654
6.25% 10/2/43	763	834
6.6% 4/1/36	3,372	3,893
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,447
3.15% 1/15/20	12,000	12,222
3.25% 5/15/18	3,070	3,110
3.5% 7/10/19	17,868	18,288
4% 1/15/25	6,368	6,405
4.25% 5/15/23	3,285	3,397
4.375% 9/25/21	11,267	11,879
4.75% 8/15/17	2,505	2,521
		71,267
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (e)	3,085	3,224
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	563
Laureate Education, Inc. 8.25% 5/1/25 (e)	4,910	5,168
Service Corp. International 5.375% 1/15/22	505	520
		6,251
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. 5.125% 1/15/24	4,620	4,874
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,666
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)(f)	2,861	1,144
Eagle II Acquisition Co. LLC 6% 4/1/25 (e)	455	478
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	796
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	5,680	6,063
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (e)	1,080	1,161
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (e)	1,940	2,008
4.875% 4/1/27 (e)	1,165	1,206
Jacobs Entertainment, Inc. 7.875% 2/1/24 (e)	435	459
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (e)	5,275	5,488
Landry's Acquisition Co. 6.75% 10/15/24 (e)	1,640	1,693
McDonald's Corp. 3.7% 1/30/26	3,379	3,520
MGM Mirage, Inc. 6% 3/15/23	1,630	1,789
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)	865	868
NCL Corp. Ltd. 4.75% 12/15/21 (e)	5,000	5,150
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (g)	4,650	4,999
Penn National Gaming, Inc. 5.625% 1/15/27 (e)	355	359
Playa Resorts Holding BV 8% 8/15/20 (e)	68	71
Scientific Games Corp.:
7% 1/1/22 (e)	1,275	1,361
10% 12/1/22	6,840	7,447
Silversea Cruises 7.25% 2/1/25 (e)	745	796
Studio City Co. Ltd.:
5.875% 11/30/19 (e)	1,180	1,242
7.25% 11/30/21 (e)	3,070	3,304
Studio City Finance Ltd. 8.5% 12/1/20 (e)	1,000	1,044
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (e)	1,280	1,262
Wynn Macau Ltd. 5.25% 10/15/21 (e)	605	627
		63,875
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	785	807
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	620	640
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (e)	925	962
5.75% 10/15/20	4,574	4,696
7% 7/15/24 (e)	1,160	1,248
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	1,395	1,489
William Lyon Homes, Inc.:
5.75% 4/15/19	470	475
5.875% 1/31/25	1,115	1,151
7% 8/15/22	2,585	2,688
		14,156
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26 (e)	3,415	3,419
5.5% 2/15/22	5,000	5,431
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (e)	3,785	3,993
6% 4/1/23	2,475	2,617
		15,460
Media - 0.9%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	11,348
Altice SA:
7.625% 2/15/25 (e)	4,905	5,353
7.75% 5/15/22 (e)	10,065	10,694
Altice U.S. Finance SA:
5.375% 7/15/23 (e)	2,375	2,479
7.75% 7/15/25 (e)	3,160	3,516
AMC Entertainment Holdings, Inc. 6.125% 5/15/27 (e)	1,250	1,292
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,434
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	1,625	1,373
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	16,017
Cable One, Inc. 5.75% 6/15/22 (e)	895	940
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	286
5.625% 2/15/24	670	701
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,647
5.125% 5/1/27 (e)	10,095	10,341
5.25% 3/15/21	3,375	3,480
5.5% 5/1/26 (e)	1,035	1,094
5.75% 9/1/23	945	993
5.75% 1/15/24	4,235	4,486
5.75% 2/15/26 (e)	5,010	5,354
5.875% 5/1/27 (e)	3,385	3,605
Cengage Learning, Inc. 9.5% 6/15/24 (e)	3,725	3,222
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	227	233
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	3,345	3,412
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	8,263
4.908% 7/23/25	5,177	5,603
5.375% 5/1/47 (e)	1,715	1,787
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,297
5.125% 12/15/22	355	365
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	770
7.625% 3/15/20	585	579
7.625% 3/15/20	3,205	3,221
Columbus International, Inc. 7.375% 3/30/21 (e)	3,770	4,017
CSC Holdings, Inc. 5.5% 4/15/27 (e)	8,830	9,248
DISH DBS Corp.:
5% 3/15/23	2,675	2,749
5.875% 7/15/22	2,655	2,834
6.75% 6/1/21	3,515	3,893
E.W. Scripps Co. 5.125% 5/15/25 (e)	445	456
Lamar Media Corp.:
5.375% 1/15/24	630	662
5.875% 2/1/22	525	545
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (e)	5,226	5,095
MDC Partners, Inc. 6.5% 5/1/24 (e)	5,200	5,239
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(g)	15,108	15,184
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (e)(g)	4,408	3,813
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (e)	685	705
Regal Entertainment Group 5.75% 3/15/22	1,230	1,285
Sirius XM Radio, Inc.:
5.375% 4/15/25 (e)	1,490	1,531
5.75% 8/1/21 (e)	2,580	2,670
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,143
4.5% 9/15/42	2,819	2,695
5.5% 9/1/41	2,304	2,458
6.55% 5/1/37	10,296	12,343
6.75% 7/1/18	1,581	1,662
7.3% 7/1/38	3,823	4,868
8.25% 4/1/19	10,176	11,276
Time Warner, Inc. 2.1% 6/1/19	10,446	10,477
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (e)	1,340	1,394
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,060	1,102
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	4,264	4,418
Ziggo Bond Finance BV:
5.875% 1/15/25 (e)	1,120	1,145
6% 1/15/27 (e)	4,760	4,802
		244,894
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18	237	241
Specialty Retail - 0.0%
PetSmart, Inc.:
5.875% 6/1/25 (e)	1,825	1,832
8.875% 6/1/25 (e)	1,450	1,428
Sonic Automotive, Inc. 5% 5/15/23	195	186
		3,446
TOTAL CONSUMER DISCRETIONARY		422,814
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,276
3.3% 2/1/23	15,133	15,609
4.7% 2/1/36	14,328	15,604
4.9% 2/1/46	9,290	10,299
		55,788
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (e)	5,030	5,005
6.625% 6/15/24 (e)	2,555	2,644
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,938
7.45% 8/1/29	195	188
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (e)	2,335	1,991
9.375% 9/15/18 pay-in-kind (e)(g)	2,440	1,220
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	2,730	2,737
Cumberland Farms, Inc. 6.75% 5/1/25 (e)	670	702
CVS Health Corp.:
3.5% 7/20/22	3,373	3,513
3.875% 7/20/25	5,311	5,564
ESAL GmbH 6.25% 2/5/23 (e)	8,015	7,319
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (e)	775	791
Minerva Luxembourg SA 6.5% 9/20/26 (e)	2,115	2,096
Performance Food Group, Inc. 5.5% 6/1/24 (e)	1,050	1,092
Rite Aid Corp.:
6.875% 12/15/28 (e)(g)	3,505	3,575
7.7% 2/15/27	3,085	3,270
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (e)	2,955	2,482
U.S. Foods, Inc. 5.875% 6/15/24 (e)	1,835	1,917
		48,044
Food Products - 0.1%
Darling International, Inc. 5.375% 1/15/22	745	771
JBS Investments GmbH 7.25% 4/3/24 (e)	715	663
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (e)	8,115	7,877
5.875% 7/15/24 (e)	1,500	1,463
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	937
Post Holdings, Inc.:
5.5% 3/1/25 (e)	2,160	2,263
5.75% 3/1/27 (e)	1,675	1,753
William Wrigley Jr. Co. 2% 10/20/17 (e)	4,607	4,616
		20,343
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,037
4% 1/31/24	3,123	3,341
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	6,420	6,697
4.25% 7/21/25 (e)	6,420	6,799
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,246
3.25% 6/12/20	1,273	1,318
4% 6/12/22	4,375	4,658
4.45% 6/12/25	3,173	3,417
4.85% 9/15/23	7,000	7,725
5.7% 8/15/35	1,646	1,927
5.85% 8/15/45	5,525	6,682
7.25% 6/15/37	6,101	8,315
Vector Group Ltd. 6.125% 2/1/25 (e)	4,285	4,456
		62,618
TOTAL CONSUMER STAPLES		186,793
ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (e)	3,930	3,498
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,238
6.5% 4/1/20	2,937	3,247
Ensco PLC:
4.5% 10/1/24	3,510	2,887
5.2% 3/15/25	660	559
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	440	441
6% 10/1/22	1,405	1,405
FTS International, Inc. 6.25% 5/1/22	4,410	3,881
Gulfmark Offshore, Inc. 6.375% 3/15/22 (f)	1,435	563
Halliburton Co.:
3.8% 11/15/25	3,469	3,581
4.85% 11/15/35	3,029	3,240
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	14
5.875% 4/1/20	2,439	1,373
Noble Holding International Ltd.:
4.625% 3/1/21	301	271
5.75% 3/16/18	470	472
6.05% 3/1/41	80	56
6.2% 8/1/40	2,270	1,600
7.7% 4/1/25 (g)	2,995	2,606
7.75% 1/15/24	6,280	5,540
NuStar Logistics LP 5.625% 4/28/27	855	893
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	2,355	1,260
Pride International, Inc. 7.875% 8/15/40	2,554	2,311
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,322
Trinidad Drilling Ltd. 6.625% 2/15/25 (e)	730	726
Weatherford International Ltd. 9.875% 2/15/24 (e)	3,070	3,454
		51,438
Oil, Gas & Consumable Fuels - 2.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,730
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,706
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,446
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,602
5.55% 3/15/26	4,888	5,488
6.6% 3/15/46	6,640	8,225
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (e)	785	804
Antero Resources Corp.:
5.125% 12/1/22	3,810	3,853
5.625% 6/1/23 (Reg. S)	1,835	1,881
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,841
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (e)	5,000	5,138
California Resources Corp. 8% 12/15/22 (e)	4,825	3,613
Callon Petroleum Co. 6.125% 10/1/24	730	756
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,250	2,249
5.85% 2/1/35	3,450	3,825
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	280	272
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,530
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (e)	1,785	1,810
5.875% 3/31/25	2,210	2,373
Chesapeake Energy Corp.:
4.4084% 4/15/19 (g)	2,150	2,129
4.875% 4/15/22	5,325	4,952
5.75% 3/15/23	1,800	1,688
8% 12/15/22 (e)	6,740	7,288
8% 1/15/25 (e)	8,860	8,816
8% 6/15/27 (e)(h)	4,940	4,841
Citgo Holding, Inc. 10.75% 2/15/20 (e)	2,315	2,500
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,219
3.3% 6/1/20	5,938	6,076
4.5% 6/1/25	1,813	1,945
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,124
5.5% 4/1/23	750	775
CONSOL Energy, Inc. 8% 4/1/23	5,000	5,269
Consolidated Energy Finance SA:
4.97% 6/15/22 (e)(g)(h)	1,840	1,838
6.875% 6/15/25 (e)(h)	1,520	1,541
Covey Park Energy LLC 7.5% 5/15/25 (e)	1,340	1,374
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,192
DCP Midstream LLC:
4.75% 9/30/21 (e)	5,634	5,719
5.35% 3/15/20 (e)	5,174	5,407
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,677
2.7% 4/1/19	4,139	4,118
3.875% 3/15/23	2,327	2,273
4.95% 4/1/22	1,048	1,072
5.6% 4/1/44	1,686	1,602
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,087
Duke Energy Field Services 6.45% 11/3/36 (e)	3,753	3,997
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	4,545	4,739
Enable Midstream Partners LP:
2.4% 5/15/19(g)	1,656	1,649
3.9% 5/15/24 (g)	1,746	1,734
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,992
4.375% 10/15/20	4,351	4,600
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,520
5.5% 12/1/46	2,759	3,083
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (e)	990	1,022
Gibson Energy, Inc. 6.75% 7/15/21 (e)	53	55
Global Partners LP/GLP Finance Corp. 7% 6/15/23	540	540
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (e)	6,625	6,493
Jupiter Resources, Inc. 8.5% 10/1/22 (e)	1,170	921
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,290
3.5% 3/1/21	2,994	3,078
6.55% 9/15/40	674	785
Kinder Morgan, Inc. 5% 2/15/21 (e)	3,749	4,036
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,462
Murphy Oil Corp. 6.875% 8/15/24	550	576
Nakilat, Inc. 6.067% 12/31/33 (e)	1,839	2,152
Nexen, Inc. 6.2% 7/30/19	1,865	2,004
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,119
Oasis Petroleum, Inc. 6.875% 3/15/22	595	602
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (e)	2,595	2,627
6.25% 6/1/24 (e)	4,225	4,457
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,850	2,857
7.25% 6/15/25 (e)	1,820	1,797
Peabody Securities Finance Corp.:
6% 3/31/22 (e)	545	548
6.375% 3/31/25 (e)	680	680
Pemex Project Funding Master Trust 5.75% 3/1/18	6,634	6,810
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,479
5.625% 5/20/43	11,155	9,314
7.25% 3/17/44	28,868	28,608
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	10,935
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,185
3.5% 7/23/20	7,125	7,250
3.5% 1/30/23	4,530	4,393
4.5% 1/23/26	6,398	6,280
4.625% 9/21/23	10,200	10,398
4.875% 1/24/22	2,315	2,413
4.875% 1/18/24	5,974	6,093
5.375% 3/13/22 (e)	3,625	3,861
5.5% 1/21/21	12,842	13,659
5.5% 6/27/44	7,252	6,497
5.625% 1/23/46	6,203	5,595
6% 3/5/20	4,075	4,405
6.375% 1/23/45	13,324	13,219
6.5% 6/2/41	7,783	7,840
6.75% 9/21/47	14,484	14,867
6.875% 8/4/26	12,000	13,476
8% 5/3/19	3,283	3,621
Phillips 66 Co. 4.3% 4/1/22	5,338	5,776
Phillips 66 Partners LP 2.646% 2/15/20	527	531
Range Resources Corp. 4.875% 5/15/25	1,040	989
Rice Energy, Inc.:
6.25% 5/1/22	2,320	2,401
7.25% 5/1/23	1,030	1,101
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	638
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	1,160	1,288
5.875% 6/30/26	3,780	4,265
Shell International Finance BV 4.375% 5/11/45	6,392	6,676
SM Energy Co.:
5% 1/15/24	1,585	1,466
5.625% 6/1/25	1,670	1,569
6.125% 11/15/22	4,030	3,987
6.5% 11/15/21	745	752
6.5% 1/1/23	80	79
6.75% 9/15/26	805	789
Southeast Supply Header LLC 4.25% 6/15/24 (e)	4,893	5,047
Southwestern Energy Co.:
5.8% 1/23/20 (g)	4,519	4,587
6.7% 1/23/25 (g)	3,470	3,427
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,019
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	6,670	6,887
6.25% 4/15/21	2,710	2,859
6.375% 4/1/23	965	1,028
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27 (e)	1,025	1,069
6.375% 8/1/22	570	589
6.75% 3/15/24	7,000	7,595
Teekay Corp. 8.5% 1/15/20	5,705	5,534
Teine Energy Ltd. 6.875% 9/30/22 (e)	2,994	3,039
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	235	241
6.125% 10/15/21	700	730
6.25% 10/15/22	2,750	2,943
6.375% 5/1/24	1,185	1,289
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,085
4.55% 6/24/24	19,902	20,449
Ultra Resources, Inc.:
6.875% 4/15/22 (e)	1,485	1,498
7.125% 4/15/25 (e)	1,115	1,118
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,730
5.375% 6/1/21	10,596	11,478
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	632
Western Refining, Inc. 6.25% 4/1/21	550	567
Williams Partners LP:
3.6% 3/15/22	5,146	5,297
3.9% 1/15/25	1,767	1,809
4% 11/15/21	2,349	2,463
4.3% 3/4/24	4,038	4,249
4.5% 11/15/23	2,564	2,734
WPX Energy, Inc.:
5.25% 9/15/24	1,975	1,916
6% 1/15/22	2,565	2,591
7.5% 8/1/20	1,140	1,203
8.25% 8/1/23	1,715	1,878
		566,164
TOTAL ENERGY		617,602
FINANCIALS - 5.6%
Banks - 2.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	21,750	21,945
5.5% 7/12/20 (e)	16,673	17,548
5.75% 9/26/23 (e)	5,082	5,393
6.369% 6/16/18 (e)	10,462	10,819
6.5% 6/10/19 (e)	1,763	1,867
Bank of America Corp.:
2.6% 1/15/19	66,110	66,762
2.65% 4/1/19	28,149	28,468
3.5% 4/19/26	7,374	7,392
3.875% 8/1/25	7,638	7,905
3.95% 4/21/25	5,678	5,773
4.2% 8/26/24	9,221	9,590
4.25% 10/22/26	5,465	5,649
5.75% 12/1/17	6,075	6,200
Barclays PLC:
2.75% 11/8/19	4,598	4,639
4.375% 1/12/26	8,817	9,196
BB&T Corp. 3.95% 3/22/22	1,495	1,588
CIT Group, Inc. 5.5% 2/15/19 (e)	1,766	1,863
Citigroup, Inc.:
1.75% 5/1/18	18,342	18,336
1.85% 11/24/17	30,961	31,026
2.4% 2/18/20	10,000	10,043
2.5% 7/29/19	32,442	32,752
2.55% 4/8/19	14,645	14,793
4.05% 7/30/22	14,700	15,425
4.3% 11/20/26	12,000	12,401
Citizens Bank NA 2.55% 5/13/21	2,268	2,276
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	6,650	6,945
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,474
3.75% 3/26/25	6,420	6,490
3.8% 9/15/22	9,940	10,300
3.8% 6/9/23	12,454	12,795
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,291
Discover Bank 7% 4/15/20	3,075	3,428
Fifth Third Bancorp:
3.5% 3/15/22	529	550
4.5% 6/1/18	418	429
HBOS PLC 6.75% 5/21/18 (e)	408	425
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,013
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,944
Huntington National Bank:
2% 6/30/18	13,000	13,046
2.2% 4/1/19	2,700	2,710
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	4,062	3,961
5.71% 1/15/26 (e)	9,946	10,099
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,650
3.875% 9/10/24	12,321	12,729
4.125% 12/15/26	49,975	52,028
KeyCorp. 5.1% 3/24/21	519	570
Rabobank Nederland 4.375% 8/4/25	9,821	10,312
Regions Bank 6.45% 6/26/37	10,147	12,076
Regions Financial Corp. 3.2% 2/8/21	4,117	4,218
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	46,599	48,767
6% 12/19/23	11,834	13,005
6.1% 6/10/23	7,367	8,076
6.125% 12/15/22	35,362	38,729
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,518
		646,227
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,689
4.25% 2/15/24	2,760	2,898
Credit Suisse AG 6% 2/15/18	12,547	12,907
Deutsche Bank AG 4.5% 4/1/25	14,192	14,186
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,658
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,013
2.375% 1/22/18	10,000	10,046
2.55% 10/23/19	70,000	70,716
2.6% 4/23/20	1,300	1,313
2.625% 1/31/19	25,103	25,374
3.7% 6/5/28 (g)	19,000	19,032
3.75% 2/25/26	15,000	15,308
5.95% 1/18/18	4,242	4,352
6.15% 4/1/18	3,466	3,589
Lazard Group LLC 4.25% 11/14/20	4,447	4,701
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,253
Morgan Stanley:
1.875% 1/5/18	13,596	13,619
2.125% 4/25/18	16,388	16,450
2.5% 1/24/19	97,536	98,390
4.875% 11/1/22	7,232	7,883
5.625% 9/23/19	453	488
5.95% 12/28/17	250	256
MSCI, Inc. 5.75% 8/15/25 (e)	870	943
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	7,000	7,124
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,526
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,834
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	7,279	7,616
		394,164
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,254	2,319
Ally Financial, Inc.:
4.75% 9/10/18	2,295	2,360
5.75% 11/20/25	8,715	9,053
6.25% 12/1/17	1,800	1,839
8% 12/31/18	11,545	12,512
8% 11/1/31	15,256	18,422
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,497
Discover Financial Services:
3.85% 11/21/22	1,983	2,040
3.95% 11/6/24	15,000	15,245
5.2% 4/27/22	2,146	2,331
6.45% 6/12/17	10,512	10,522
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,465
2.875% 10/1/18	8,500	8,593
3% 6/12/17	5,430	5,432
5% 5/15/18	8,500	8,746
5.875% 8/2/21	10,438	11,644
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,387
Hyundai Capital America:
2.125% 10/2/17 (e)	2,063	2,065
2.55% 2/6/19 (e)	5,366	5,387
2.875% 8/9/18 (e)	2,511	2,534
Navient Corp. 5.875% 10/25/24	7,190	6,992
SLM Corp.:
4.875% 6/17/19	5,955	6,153
5.5% 1/15/19	2,150	2,231
5.5% 1/25/23	3,410	3,366
6.125% 3/25/24	4,710	4,700
8% 3/25/20	5,930	6,553
Synchrony Financial:
1.875% 8/15/17	1,300	1,300
3% 8/15/19	1,910	1,937
3.75% 8/15/21	7,084	7,313
4.25% 8/15/24	2,903	2,973
		193,911
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,219
3.875% 8/15/22	3,136	3,237
4.125% 6/15/26	2,949	2,985
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (e)	2,640	2,776
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (e)(g)	810	836
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (e)	1,110	1,197
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,307
5.875% 2/1/22	2,725	2,790
6% 8/1/20	2,230	2,289
6.25% 2/1/22	860	895
6.75% 2/1/24	1,565	1,635
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (e)	5,380	5,735
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (e)	1,575	1,653
5.5% 2/15/24 (e)	1,575	1,659
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (e)	1,625	1,662
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (e)	3,080	3,527
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (e)	1,550	1,585
		44,987
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,203	1,205
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (e)	3,180	3,363
American International Group, Inc.:
3.3% 3/1/21	3,455	3,558
3.75% 7/10/25	11,144	11,438
4.875% 6/1/22	10,692	11,760
5.85% 1/16/18	12,000	12,316
Aon Corp. 5% 9/30/20	107	116
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (e)(g)	2,008	1,988
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	1,675	1,750
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	2,655	2,851
5% 6/1/21 (e)	6,063	6,615
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,743
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	7,265	7,373
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	6,476	6,492
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	3,585	4,673
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,048	4,931
Pacific LifeCorp:
5.125% 1/30/43 (e)	6,960	7,757
6% 2/10/20 (e)	9,150	9,964
Prudential Financial, Inc.:
2.3% 8/15/18	783	789
4.5% 11/16/21	1,461	1,594
7.375% 6/15/19	1,880	2,084
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	6,853	7,675
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,569	1,595
4.125% 11/1/24 (e)	2,275	2,363
Unum Group:
3.875% 11/5/25	6,934	7,083
5.625% 9/15/20	2,879	3,163
5.75% 8/15/42	10,079	11,812
USIS Merger Sub, Inc. 6.875% 5/1/25 (e)	2,030	2,055
		142,106
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	10,685	11,682
TOTAL FINANCIALS		1,433,077
HEALTH CARE - 0.9%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,541
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
6.25% 3/31/23	3,945	4,090
6.875% 2/1/22	7,985	7,097
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,301
5.75% 8/15/22	1,215	1,259
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,796
4.25% 10/15/19	3,850	4,009
4.75% 5/1/23	305	325
5.375% 2/1/25	6,835	7,185
5.875% 3/15/22	365	405
5.875% 5/1/23	2,555	2,790
5.875% 2/15/26	5,470	5,942
6.25% 2/15/21	1,415	1,546
6.5% 2/15/20	13,898	15,270
7.5% 2/15/22	3,250	3,746
HealthSouth Corp.:
5.125% 3/15/23	800	816
5.75% 11/1/24	5,295	5,467
5.75% 9/15/25	6,165	6,412
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,920
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	652
Tenet Healthcare Corp.:
5% 3/1/19 (g)	16,690	17,013
6.75% 6/15/23	16,410	16,325
7.5% 1/1/22 (e)	1,030	1,121
8% 8/1/20	6,000	6,105
8.125% 4/1/22	7,250	7,649
Vizient, Inc. 10.375% 3/1/24 (e)	2,055	2,368
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,405	1,481
WellPoint, Inc. 1.875% 1/15/18	161	161
		135,251
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (e)	2,120	2,188
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	952
Pharmaceuticals - 0.4%
Actavis Funding SCS:
2.45% 6/15/19	3,241	3,266
3% 3/12/20	5,472	5,591
3.45% 3/15/22	9,527	9,877
Forest Laboratories, Inc. 4.375% 2/1/19 (e)	572	592
Mylan N.V.:
2.5% 6/7/19	5,474	5,507
3.15% 6/15/21	7,274	7,411
3.95% 6/15/26	3,535	3,545
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,408
3.9% 12/15/24	2,011	2,054
4.9% 12/15/44	883	893
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	5,032
2.8% 7/21/23	3,674	3,564
3.15% 10/1/26	4,374	4,108
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (e)	6,565	6,114
5.5% 3/1/23 (e)	3,325	2,686
5.875% 5/15/23 (e)	6,695	5,452
6.125% 4/15/25 (e)	7,825	6,299
6.5% 3/15/22 (e)	2,225	2,336
6.75% 8/15/18 (e)	1,054	1,063
7% 3/15/24 (e)	4,430	4,685
7.5% 7/15/21 (e)	4,035	3,740
Zoetis, Inc. 1.875% 2/1/18	898	899
		86,122
TOTAL HEALTH CARE		231,054
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	3,650	3,952
TransDigm, Inc.:
6% 7/15/22	1,155	1,197
6.375% 6/15/26	1,890	1,937
		7,086
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	1,480	1,622
6.125% 4/29/18	415	427
6.648% 9/15/17	141	143
6.9% 1/2/18	43	44
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	266	271
8.36% 1/20/19	334	334
		2,841
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (e)	3,265	3,387
10.75% 8/15/23 (e)	5,000	5,800
GCP Applied Technologies, Inc. 9.5% 2/1/23 (e)	1,800	2,052
HD Supply, Inc. 5.75% 4/15/24 (e)	3,090	3,295
HMAN Finance Sub Corp. 6.375% 7/15/22 (e)	510	485
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (e)	1,195	1,225
6.125% 4/1/25 (e)	835	856
USG Corp.:
4.875% 6/1/27 (e)	465	470
8.5% 1/15/18 (g)	975	1,013
		18,583
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
7.875% 12/1/22	14,305	15,627
8.75% 12/1/20	23,130	23,968
Cenveo Corp. 6% 8/1/19 (e)	730	621
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,829
6.375% 10/1/22	3,265	3,359
Harland Clarke Holdings Corp. 8.375% 8/15/22 (e)	1,215	1,282
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	1,000	1,045
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (e)	545	564
Tervita Escrow Corp. 7.625% 12/1/21 (e)	945	963
TMS International Corp. 7.625% 10/15/21 (e)	255	259
		50,517
Construction & Engineering - 0.0%
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (e)	1,205	1,259
Odebrecht Finance Ltd.:
4.375% 4/25/25 (e)	310	126
5.25% 6/27/29 (e)	2,080	822
7.125% 6/26/42 (e)	2,455	1,031
		3,238
Machinery - 0.0%
Herc Rentals, Inc.:
7.5% 6/1/22 (e)	1,125	1,195
7.75% 6/1/24 (e)	1,124	1,200
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,498
		3,893
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	2,090	1,839
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	3,065	2,452
8.125% 2/15/19	975	860
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	700	674
		5,825
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 5.125% 5/1/25 (e)	1,130	1,155
FTI Consulting, Inc. 6% 11/15/22	2,405	2,498
		3,653
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (e)	1,245	1,033
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,765
2.125% 1/15/20	10,000	9,995
2.625% 9/4/18	6,100	6,156
3.375% 6/1/21	3,689	3,804
3.75% 2/1/22	6,505	6,808
3.875% 4/1/21	5,301	5,557
4.25% 9/15/24	4,566	4,812
4.75% 3/1/20	4,617	4,918
Ashtead Capital, Inc. 5.625% 10/1/24 (e)	1,825	1,953
International Lease Finance Corp. 7.125% 9/1/18 (e)	5,560	5,907
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,270
5.5% 5/15/27	1,310	1,346
		55,291
TOTAL INDUSTRIALS		151,960
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Brocade Communications Systems, Inc. 4.625% 1/15/23	140	144
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,854
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	6,483
6.5% 1/15/28	1,110	1,293
		13,774
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	742
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	13,573	13,894
5.875% 6/15/21 (e)	1,790	1,892
7.125% 6/15/24 (e)	1,740	1,939
Sanmina Corp. 4.375% 6/1/19 (e)	1,295	1,327
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,096
6.55% 10/1/17	815	828
		21,718
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (e)	9,335	10,315
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (e)	485	496
5.375% 3/15/27 (e)	415	427
VeriSign, Inc. 4.625% 5/1/23	1,225	1,257
		12,495
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (e)	370	389
Gartner, Inc. 5.125% 4/1/25 (e)	1,140	1,191
		1,580
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (e)	365	381
Micron Technology, Inc.:
5.25% 1/15/24 (e)	2,494	2,569
5.5% 2/1/25	1,695	1,768
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (e)	2,675	2,916
		7,634
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)	1,255	1,352
Greeneden U.S. Holdings II LLC 10% 11/30/24 (e)	2,485	2,783
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (e)	725	752
Open Text Corp. 5.875% 6/1/26 (e)	5,700	6,103
Parametric Technology Corp. 6% 5/15/24	585	623
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (e)	6,410	6,939
		18,552
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (g)	1,047	1,124
Western Digital Corp. 10.5% 4/1/24	2,750	3,223
		4,347
TOTAL INFORMATION TECHNOLOGY		80,100
MATERIALS - 0.4%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (e)	6,153	6,391
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	5,022
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (e)(h)	1,835	1,840
5.25% 6/1/27 (e)(h)	1,860	1,862
Platform Specialty Products Corp. 6.5% 2/1/22 (e)	4,355	4,486
The Chemours Co. LLC:
5.375% 5/15/27	715	744
6.625% 5/15/23	1,260	1,345
7% 5/15/25	825	914
Tronox Finance LLC 6.375% 8/15/20	2,645	2,671
		25,275
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (e)	1,380	1,442
U.S. Concrete, Inc. 6.375% 6/1/24 (e)	585	611
		2,053
Containers & Packaging - 0.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind	1,615	1,684
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (e)	3,030	3,159
7.25% 5/15/24 (e)	3,410	3,721
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,135	2,209
Flex Acquisition Co., Inc. 6.875% 1/15/25 (e)	810	848
Sealed Air Corp. 6.5% 12/1/20 (e)	1,065	1,187
		12,808
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(g)	2,727	2,949
6.75% 10/19/75 (e)(g)	6,773	7,678
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (e)	585	619
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	7,189	7,556
4.5% 8/13/23 (Reg. S)	8,600	9,278
First Quantum Minerals Ltd.:
7% 2/15/21 (e)	2,255	2,362
7.25% 5/15/22 (e)	1,015	1,045
7.25% 4/1/23 (e)	1,705	1,722
7.5% 4/1/25 (e)	2,840	2,860
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (e)	1,140	1,154
Freeport-McMoRan, Inc.:
6.5% 11/15/20 (e)	395	409
6.625% 5/1/21 (e)	395	404
6.75% 2/1/22 (e)	3,225	3,338
6.875% 2/15/23 (e)	6,818	7,142
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (e)	1,085	1,231
Murray Energy Corp. 11.25% 4/15/21 (e)	5,040	3,856
New Gold, Inc.:
6.25% 11/15/22 (e)	615	632
7% 4/15/20 (e)	345	351
Novelis Corp. 5.875% 9/30/26 (e)	2,150	2,225
Walter Energy, Inc. 9.5% 10/15/19 (e)(f)	800	0
		56,811
TOTAL MATERIALS		96,947
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,156
4.6% 4/1/22	2,000	2,147
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,647
American Tower Corp. 2.8% 6/1/20	6,000	6,097
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,552
Camden Property Trust 2.95% 12/15/22	2,154	2,148
CommonWealth REIT 5.875% 9/15/20	991	1,064
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,124
3.7% 6/15/21	3,614	3,710
5% 7/1/25	3,069	3,241
CTR Partnership LP/CareTrust Capital Corp.:
5.25% 6/1/25	2,585	2,617
5.875% 6/1/21	205	211
DDR Corp.:
3.625% 2/1/25	3,618	3,452
4.25% 2/1/26	2,564	2,527
4.625% 7/15/22	3,877	4,062
4.75% 4/15/18	4,595	4,681
Duke Realty LP:
3.25% 6/30/26	1,061	1,047
3.625% 4/15/23	2,844	2,920
3.75% 12/1/24	2,012	2,075
3.875% 10/15/22	4,799	5,023
4.375% 6/15/22	3,202	3,421
6.75% 3/15/20	1,161	1,295
Equinix, Inc. 5.375% 5/15/27	1,410	1,484
Equity One, Inc. 3.75% 11/15/22	7,300	7,593
ERP Operating LP 5.75% 6/15/17	637	638
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,521
HCP, Inc.:
3.15% 8/1/22	8,000	8,056
3.875% 8/15/24	11,000	11,225
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,373
4% 6/1/25	4,568	4,735
4.125% 4/1/19	11,300	11,666
4.7% 9/15/17	744	750
HRPT Properties Trust 6.65% 1/15/18	490	493
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,911
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	746
6.375% 3/1/24	1,545	1,684
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,985
4.5% 1/15/25	3,358	3,417
4.5% 4/1/27	21,587	21,562
4.75% 1/15/28	7,767	7,808
4.95% 4/1/24	1,785	1,867
5.25% 1/15/26	7,807	8,269
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,218
5% 12/15/23	980	1,024
WP Carey, Inc. 4% 2/1/25	7,547	7,562
		188,804
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,297	7,384
4.1% 10/1/24	5,444	5,494
4.55% 10/1/29	5,773	5,849
4.95% 4/15/18	4,256	4,360
Digital Realty Trust LP:
3.4% 10/1/20	6,817	7,023
3.95% 7/1/22	4,464	4,698
4.75% 10/1/25	4,899	5,277
5.25% 3/15/21	2,876	3,130
Howard Hughes Corp. 5.375% 3/15/25 (e)	1,940	2,001
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	827
Liberty Property LP:
3.25% 10/1/26	2,723	2,652
3.375% 6/15/23	2,951	2,982
4.125% 6/15/22	2,746	2,891
4.75% 10/1/20	6,595	7,010
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,047
3.15% 5/15/23	6,708	6,336
4.5% 4/18/22	1,689	1,730
Mattamy Group Corp. 6.875% 12/15/23 (e)	660	668
Mid-America Apartments LP 4% 11/15/25	1,682	1,753
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,221
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)	1,760	1,826
Tanger Properties LP:
3.125% 9/1/26	3,612	3,399
3.75% 12/1/24	3,781	3,812
3.875% 12/1/23	2,341	2,404
6.125% 6/1/20	7,035	7,725
Ventas Realty LP:
3.125% 6/15/23	1,874	1,874
3.5% 2/1/25	2,295	2,291
4.125% 1/15/26	2,088	2,162
4.375% 2/1/45	1,098	1,076
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,617
4% 4/30/19	1,771	1,826
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	495
		109,840
TOTAL REAL ESTATE		298,644
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
Altice Financing SA:
6.5% 1/15/22 (e)	2,300	2,415
6.625% 2/15/23 (e)	2,620	2,788
7.5% 5/15/26 (e)	3,625	3,992
Altice Finco SA:
7.625% 2/15/25 (e)	4,785	4,988
8.125% 1/15/24 (e)	574	624
AT&T, Inc.:
2.45% 6/30/20	4,383	4,404
3.6% 2/17/23	9,655	9,878
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	89
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,912
CenturyLink, Inc.:
5.15% 6/15/17	440	440
6.15% 9/15/19	3,331	3,564
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	1,340	1,375
GCI, Inc. 6.875% 4/15/25	1,350	1,465
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,347
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,173
6.125% 1/15/21	1,405	1,437
Sable International Finance Ltd. 6.875% 8/1/22 (e)	1,195	1,292
SFR Group SA:
6% 5/15/22 (e)	2,675	2,799
6.25% 5/15/24 (e)	660	693
7.375% 5/1/26 (e)	5,945	6,432
Sprint Capital Corp.:
6.875% 11/15/28	7,345	8,144
6.9% 5/1/19	3,975	4,288
8.75% 3/15/32	10,275	12,953
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,139
4.5% 9/15/20	38,502	41,265
5.012% 4/15/49 (e)	4,497	4,524
5.012% 8/21/54	19,396	18,954
		152,374
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA 8% 2/15/24 (e)	5,660	6,109
Neptune Finco Corp.:
6.625% 10/15/25 (e)	1,460	1,608
10.125% 1/15/23 (e)	7,200	8,383
10.875% 10/15/25 (e)	4,485	5,460
Sprint Communications, Inc.:
6% 11/15/22	13,720	14,612
8.375% 8/15/17	4,665	4,729
9% 11/15/18 (e)	6,595	7,238
Sprint Corp.:
7.125% 6/15/24	6,525	7,340
7.25% 9/15/21	2,830	3,213
7.625% 2/15/25	775	891
7.875% 9/15/23	6,615	7,640
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,590	2,755
6% 4/15/24	2,980	3,211
6.5% 1/15/24	7,235	7,834
6.5% 1/15/26	2,425	2,677
6.625% 4/1/23	15,005	15,976
6.836% 4/28/23	385	412
		100,088
TOTAL TELECOMMUNICATION SERVICES		252,462
UTILITIES - 1.1%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,032
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,934	4,417
6.4% 9/15/20 (e)	10,769	12,022
Edison International 3.75% 9/15/17	3,355	3,377
Eversource Energy 1.45% 5/1/18	1,511	1,510
Exelon Corp. 3.95% 6/15/25	5,966	6,204
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,079
4.25% 3/15/23	23,348	24,341
7.375% 11/15/31	16,161	21,552
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	3,883
InterGen NV 7% 6/30/23 (e)	9,075	8,689
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,614
LG&E and KU Energy LLC 3.75% 11/15/20	745	775
Nevada Power Co.:
6.5% 5/15/18	5,100	5,338
6.5% 8/1/18	1,191	1,256
NRG Yield Operating LLC 5% 9/15/26 (e)	3,065	3,042
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (e)	4,312	4,635
NV Energy, Inc. 6.25% 11/15/20	1,666	1,868
Pennsylvania Electric Co. 6.05% 9/1/17	450	455
PG&E Corp. 2.4% 3/1/19	791	797
Progress Energy, Inc. 4.4% 1/15/21	336	358
RJS Power Holdings LLC 4.625% 7/15/19 (e)(g)	380	371
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,167
West Penn Power Co. 5.95% 12/15/17 (e)	10,500	10,728
		142,510
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,868
Texas Eastern Transmission LP 6% 9/15/17 (e)	948	960
		2,828
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.25% 6/1/26 (e)	6,000	5,970
5.375% 1/15/23	1,475	1,447
5.75% 1/15/25	635	602
6% 1/15/22 (e)	1,115	1,161
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,855
Dynegy, Inc.:
5.875% 6/1/23	2,460	2,315
7.375% 11/1/22	5,230	5,152
7.625% 11/1/24	8,985	8,715
8% 1/15/25 (e)	1,435	1,392
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,743
2.7% 6/15/21	1,715	1,724
3.55% 6/15/26	2,743	2,741
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (f)	11,999	15,299
12.25% 3/1/22 (e)(f)(g)	15,373	20,715
NRG Energy, Inc.:
6.625% 3/15/23	5,775	5,949
6.625% 1/15/27	4,390	4,313
Pattern Energy Group, Inc. 5.875% 2/1/24 (e)	855	893
PPL Energy Supply LLC 6.5% 6/1/25	850	635
TerraForm Power Operating LLC:
6.375% 2/1/23 (e)(g)	11,585	11,990
6.625% 6/15/25 (e)(g)	1,200	1,266
TXU Corp.:
5.55% 11/15/14 (f)	61	6
6.5% 11/15/24 (f)	3,550	373
6.55% 11/15/34 (f)	7,200	756
		101,012
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3.4522% 9/30/66 (g)	19,347	16,638
3.9772% 6/30/66 (g)	2,474	2,338
NiSource Finance Corp. 6.8% 1/15/19	416	447
Puget Energy, Inc. 6% 9/1/21	691	774
Sempra Energy 6% 10/15/39	5,386	6,715
Wisconsin Energy Corp. 3.2943% 5/15/67 (g)	3,876	3,617
		30,529
TOTAL UTILITIES		276,879

TOTAL NONCONVERTIBLE BONDS		4,048,332

TOTAL CORPORATE BONDS
(Cost $3,904,832)		4,051,150

U.S. Government and Government Agency Obligations - 6.0%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$81,174	$82,743
1.375% 2/15/44	73,704	81,637
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	76,954	78,655

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		243,035

U.S. Treasury Obligations - 5.0%
U.S. Treasury Bonds:
3% 11/15/45	263,291	269,760
3% 2/15/47	2,445	2,507
U.S. Treasury Notes:
1.25% 10/31/21	353,961	347,089
1.625% 5/15/26	95,820	91,444
1.75% 5/31/22	131,796	131,765
2% 9/30/20	159,238	161,689
2% 5/31/24	19,064	19,036
2% 8/15/25	154,514	152,872
2% 11/15/26	47,582	46,742
2.125% 3/31/24	51,079	51,454
2.25% 1/31/24	17,805	18,094

TOTAL U.S. TREASURY OBLIGATIONS		1,292,452

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,540,653)		1,535,487

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.1%
2.5% 1/1/43 to 4/1/43	831	810
2.803% 6/1/36 (g)	79	83
3% 7/1/31 to 9/1/46	10,410	10,498
3% 6/1/32 (h)	50	52
3% 6/1/32 (h)	25	26
3% 6/1/32 (b)(h)	25	26
3.289% 7/1/37 (g)	161	170
3.5% 11/1/25 to 3/1/47	6,162	6,468
4% 11/1/31 to 2/1/47	2,897	3,088
4% 6/1/47 (h)	500	528
4.5% 11/1/19 to 8/1/44	5,344	5,770
5% 6/1/39 to 10/1/41	3,147	3,471
5.5% 4/1/39	110	125
6% 7/1/35 to 8/1/37	1,800	2,049
6.5% 7/1/32 to 8/1/36	319	368

TOTAL FANNIE MAE		33,532

Freddie Mac - 0.2%
2.5% 7/1/31	340	345
3% 2/1/31 to 6/1/31	2,423	2,506
3.5% 6/1/32 to 5/1/46	15,102	15,687
4% 6/1/24 to 2/1/46	11,089	11,752
4.079% 10/1/35 (g)	87	93
4.5% 3/1/41 to 4/1/41	4,786	5,180
5% 3/1/19 to 7/1/41	1,700	1,866
5.5% 1/1/38 to 6/1/41	4,988	5,591
6% 7/1/37 to 8/1/37	145	166
6.5% 3/1/36	1,232	1,424

TOTAL FREDDIE MAC		44,610

Ginnie Mae - 0.0%
3% 7/20/46 to 2/20/47	2,300	2,344
4% 8/15/39 to 5/15/43	3,376	3,615
4% 6/1/47 (h)	1,430	1,513
4% 7/1/47 (h)	600	634
4.5% 4/20/41	1,494	1,612
5% 2/15/39 to 5/15/39	433	480
5.5% 12/15/38 to 9/15/39	581	660

TOTAL GINNIE MAE		10,858

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $88,193)		89,000

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (g)	$504	$497
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (g)	154	152
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (g)	28	27
Series 2004-R2 Class M3, 1.8486% 4/25/34 (g)	68	58
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (g)	36	34
Series 2004-W11 Class M2, 2.0736% 11/25/34 (g)	376	374
Series 2004-W7 Class M1, 1.8486% 5/25/34 (g)	888	854
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (g)	832	288
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.8156% 4/25/34 (g)	1,077	1,014
Series 2006-HE2 Class M1, 1.3936% 3/25/36 (g)	12	4
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	13,195	13,437
Class AA, 2.487% 12/16/41 (e)	3,265	3,260
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	7,803	7,815
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (g)	1,368	1,052
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.4786% 4/25/34 (g)	41	38
Series 2004-4 Class M2, 1.8186% 6/25/34 (g)	62	61
Series 2004-7 Class AF5, 5.868% 1/25/35	674	685
Fannie Mae Series 2004-T5 Class AB3, 1.7186% 5/28/35 (g)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (g)	174	167
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.8486% 3/25/34 (g)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.7586% 1/25/35 (g)	720	671
Class M4, 2.0436% 1/25/35 (g)	264	139
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (e)(g)	1,040	985
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (e)(g)	270	257
Class B, 1.2691% 11/15/34 (e)(g)	98	91
Class C, 1.3691% 11/15/34 (e)(g)	162	150
Class D, 1.7391% 11/15/34 (e)(g)	62	56
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (g)	151	149
Series 2003-3 Class M1, 2.3136% 8/25/33 (g)	267	260
Series 2003-5 Class A2, 1.6906% 12/25/33 (g)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (g)	1,114	796
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (g)	2,016	1,376
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (g)	209	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (g)	64	60
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (g)	96	92
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (g)	2	1
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (g)	915	886
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (g)	44	39
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (g)	111	103
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (g)	102	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (g)	1,083	1,059
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (g)	372	370
Class M4, 3.1656% 9/25/34 (g)	519	339
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (g)	1,120	1,109
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (g)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (g)	404	387
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (g)	182	181
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (g)	26	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (g)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (e)(g)	1,467	748
TOTAL ASSET-BACKED SECURITIES
(Cost $34,080)		40,230

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.5836% 1/25/35 (g)	466	466
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (g)	234	231
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.0722% 8/25/36 (g)	620	573
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (g)	333	319
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.2806% 7/25/35 (g)	415	406
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (e)(g)	169	163
Class B6, 3.8394% 6/10/35 (e)(g)	36	22
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (g)	15	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (g)	36	36
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1.2236% 9/25/36 (g)	284	282
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.6306% 9/25/43 (g)	1,333	1,287

TOTAL PRIVATE SPONSOR		3,800

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	7,466	7,450
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,581)		11,250

Commercial Mortgage Securities - 0.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (g)(j)	71	1
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (e)(g)	17	16
Series 2005-3A:
Class A2, 1.4236% 11/25/35 (e)(g)	176	162
Class M1, 1.4636% 11/25/35 (e)(g)	23	20
Class M2, 1.5136% 11/25/35 (e)(g)	29	24
Class M3, 1.5336% 11/25/35 (e)(g)	26	21
Class M4, 1.6236% 11/25/35 (e)(g)	33	26
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (e)(g)	460	426
Class B1, 2.4236% 1/25/36 (e)(g)	21	16
Class M1, 1.4736% 1/25/36 (e)(g)	149	133
Class M2, 1.4936% 1/25/36 (e)(g)	45	40
Class M3, 1.5236% 1/25/36 (e)(g)	65	54
Class M4, 1.6336% 1/25/36 (e)(g)	36	32
Class M5, 1.6736% 1/25/36 (e)(g)	36	27
Class M6, 1.7236% 1/25/36 (e)(g)	38	29
Series 2006-1:
Class A2, 1.3836% 4/25/36 (e)(g)	67	61
Class M1, 1.4036% 4/25/36 (e)(g)	24	20
Class M2, 1.4236% 4/25/36 (e)(g)	25	21
Class M3, 1.4436% 4/25/36 (e)(g)	22	18
Class M4, 1.5436% 4/25/36 (e)(g)	12	10
Class M5, 1.5836% 4/25/36 (e)(g)	12	10
Class M6, 1.6636% 4/25/36 (e)(g)	24	20
Series 2006-2A:
Class M1, 1.3336% 7/25/36 (e)(g)	60	49
Class M2, 1.3536% 7/25/36 (e)(g)	42	35
Class M3, 1.3736% 7/25/36 (e)(g)	35	29
Class M4, 1.4436% 7/25/36 (e)(g)	24	19
Class M5, 1.4936% 7/25/36 (e)(g)	29	24
Series 2006-3A Class M4, 1.4206% 10/25/36 (e)(g)	20	15
Series 2006-4A:
Class A2, 1.2606% 12/25/36 (e)(g)	1,322	1,185
Class M1, 1.2806% 12/25/36 (e)(g)	88	63
Class M2, 1.3006% 12/25/36 (e)(g)	58	40
Class M3, 1.3306% 12/25/36 (e)(g)	60	28
Series 2007-1 Class A2, 1.2606% 3/25/37 (e)(g)	269	239
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (e)(g)	283	259
Class A2, 1.3017% 7/25/37 (e)(g)	265	243
Class M1, 1.3517% 7/25/37 (e)(g)	93	72
Class M2, 1.3917% 7/25/37 (e)(g)	51	39
Class M3, 1.4717% 7/25/37 (e)(g)	40	31
Series 2007-3:
Class A2, 1.2717% 7/25/37 (e)(g)	274	229
Class M1, 1.2917% 7/25/37 (e)(g)	55	43
Class M2, 1.3217% 7/25/37 (e)(g)	58	44
Class M3, 1.3517% 7/25/37 (e)(g)	91	68
Class M4, 1.4817% 7/25/37 (e)(g)	144	98
Class M5, 1.5817% 7/25/37 (e)(g)	54	29
Series 2007-4A Class M1, 1.9406% 9/25/37 (e)(g)	22	8
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(j)	581	20
Series 2006-3A, Class IO, 0% 10/25/36 (e)(g)(j)	12,298	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	3,364	3,393
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9939% 12/15/27 (e)(g)	2,024	2,033
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(g)	1,100	1,120
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.922% 12/10/49 (g)	260	260
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	307	307
CSMC Series 2015-TOWN:
Class B, 2.8939% 3/15/28 (e)(g)	1,198	1,197
Class C, 3.2439% 3/15/28 (e)(g)	1,167	1,166
Class D, 4.1939% 3/15/28 (e)(g)	1,766	1,766
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(g)	6,410	6,568
Class CFX, 3.4949% 12/15/34 (e)(g)	5,380	5,482
Class DFX, 3.3822% 12/15/34 (e)(g)	4,559	4,635
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.6391% 4/15/27 (e)(g)	1,775	1,749
Class D, 3.2391% 4/15/27 (e)(g)	3,781	3,707
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (g)	104	104
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (g)	104	104
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	67	67
Series 2007-C7 Class A3, 5.866% 9/15/45	987	996
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,004	1,012
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A3, 6.0659% 8/12/49 (g)	167	167
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1257% 6/11/49 (g)	11,600	11,610
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (e)(g)	7,357	7,411
Class B, 4.181% 11/15/34 (e)	2,596	2,619
Class C, 5.205% 11/15/34 (e)	1,821	1,842
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (g)	8,965	8,963
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	2,736	2,719
Class D, 5.513% 12/15/43 (g)	1,459	1,360
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $75,428)		76,453

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,585
7.5% 4/1/34	7,195	10,360
7.55% 4/1/39	10,865	16,360
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,179
Series 2010 C1, 7.781% 1/1/35	6,325	6,554
Series 2014 B, 6.314% 1/1/44	12,335	11,124
6.05% 1/1/29	400	401
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,482	2,496
4.95% 6/1/23	1,700	1,735
5.1% 6/1/33	13,920	12,544
Series 2010-1, 6.63% 2/1/35	25,440	25,578
Series 2010-3:
5.547% 4/1/19	155	162
6.725% 4/1/35	11,505	11,785
7.35% 7/1/35	4,495	4,774
Series 2010-5, 6.2% 7/1/21	1,915	2,014
Series 2011:
5.665% 3/1/18	8,840	9,020
5.877% 3/1/19	19,390	20,308
Series 2013, 4% 12/1/20	6,040	5,991
TOTAL MUNICIPAL SECURITIES
(Cost $146,124)		143,970

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	$208	$208
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B 1LN, term loan 7.5% 4/26/24 (g)	2,810	2,815
Hotels, Restaurants & Leisure - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (g)	120	122
Tranche B 1LN, term loan 4.25% 3/8/24 (g)	320	323
		445
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 6.1468% 12/16/23 (g)	3,735	3,622
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (g)	868	817
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.9084% 7/7/23 (g)	227	225
Univision Communications, Inc. Tranche C 5LN, term loan 3.7947% 3/15/24 (g)	715	709
WideOpenWest Finance LLC Tranche B, term loan 4.7014% 8/19/23 (g)	9,114	9,163
		10,914

TOTAL CONSUMER DISCRETIONARY		18,004

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
FTS International, Inc. Tranche B, term loan 5.7947% 4/16/21 (g)	510	445
Pacific Drilling SA Tranche B, term loan 4.625% 6/3/18 (g)	371	182
Seadrill Operating LP Tranche B, term loan 4.1468% 2/21/21 (g)	2,818	1,931
		2,558
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (g)	1,582	1,092
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 5.5783% 5/18/23 (g)	6,120	6,105
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (g)	6,180	6,833
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (g)	2,530	2,726
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (g)	7,642	7,451
Citgo Holding, Inc. Tranche B, term loan 9.6468% 5/12/18 (g)	528	534
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (g)	1,610	1,592
		26,333

TOTAL ENERGY		28,891

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind	2,466	2,326
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.4165% 8/14/22 (g)	65	65
USI, Inc. term loan 4.1796% 5/16/24 (g)	460	459
		524
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.4218% 11/4/22 (g)	45	45

TOTAL FINANCIALS		2,895

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.1468% 12/31/23 (g)	2,375	2,233
Tranche B 1LN, term loan 5.3968% 12/31/22 (g)	2,873	2,805
		5,038
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Thomson Reuters IP&S Tranche B 1LN, term loan 4.5% 10/3/23 (g)	537	541
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche 2LN, term loan 9.26% 10/19/24 (g)	1,835	1,879
Software - 0.1%
Compuware Corp. term loan 9.25% 12/15/22 (g)	4,313	4,324
Kronos, Inc. term loan 9.4196% 11/1/24 (g)	3,520	3,656
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (g)	567	570
Tranche 2LN, term loan 8.1468% 4/9/22 (g)	6,908	6,879
		15,429

TOTAL INFORMATION TECHNOLOGY		17,308

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.8968% 5/20/21 (g)	1,389	1,393
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B 1LN, term loan 4.2637% 12/7/23 (g)	1,875	1,888
Caraustar Industries, Inc. Tranche B, term loan 6.6468% 3/14/22 (g)	255	256
Consolidated Container Co. Tranche B 1LN, term loan 4.5447% 5/22/24 (g)	270	271
		2,415
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 8.3968% 4/16/20 (g)	1,160	1,094

TOTAL MATERIALS		4,902

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.8873% 6/30/19 (g)	6,645	6,558
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. term loan 4.2947% 6/30/17 (g)	10,352	10,395
TOTAL BANK LOAN OBLIGATIONS
(Cost $93,374)		94,532

Bank Notes - 0.2%
Capital One NA:
1.65% 2/5/18	$6,500	$6,498
2.95% 7/23/21	7,402	7,473
Discover Bank:
(Delaware) 3.2% 8/9/21	9,037	9,252
3.1% 6/4/20	8,635	8,816
8.7% 11/18/19	532	603
RBS Citizens NA 2.5% 3/14/19	4,029	4,063
Regions Bank 7.5% 5/15/18	11,552	12,159
UBS AG Stamford Branch 1.8% 3/26/18	9,485	9,498
Wachovia Bank NA 6% 11/15/17	7,010	7,151
TOTAL BANK NOTES
(Cost $64,684)		65,513

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp. 6.1% (g)(k)	$1,680	$1,825
Barclays Bank PLC 7.625% 11/21/22	7,765	8,801
Citigroup, Inc.:
5.35% (g)(k)	8,020	8,090
5.95% (g)(k)	1,325	1,417
5.95% (g)(k)	5,000	5,359
Credit Agricole SA:
6.625% (e)(g)(k)	12,820	13,371
7.875% (e)(g)(k)	2,225	2,480
8.125% (e)(g)(k)	5,740	6,725
JPMorgan Chase & Co. 6% (g)(k)	11,680	12,650
Royal Bank of Scotland Group PLC:
7.5% (g)(k)	2,245	2,369
8% (g)(k)	10,980	12,160
8.625% (g)(k)	2,380	2,641
Standard Chartered PLC 7.5% (e)(g)(k)	3,195	3,430
		81,318
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (g)(k)	4,850	5,035

TOTAL FINANCIALS		86,353

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (e)(k)	160	75
TOTAL PREFERRED SECURITIES
(Cost $81,153)		86,428
	Shares	Value (000s)

Fixed-Income Funds - 5.4%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $1,331,275)	12,716,372	1,379,853

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.86% (m)	306,763,153	306,825
Fidelity Securities Lending Cash Central Fund 0.87% (m)(n)	28,718,564	28,721
TOTAL MONEY MARKET FUNDS
(Cost $335,545)		335,546
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $20,229,532)		25,835,723
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(111,490)
NET ASSETS - 100%		$25,724,233

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/47	$(50)	$(51)
3.5% 6/1/47	(25)	(26)
3.5% 6/1/47	(25)	(26)
TOTAL TBA SALE COMMITMENTS
(Proceeds $103)		$(103)

Security Type Abbreviations

ELS – Equity-Linked Security

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $514,089,000 or 2.0% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,062,489,000 or 4.1% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Get Heal, Inc. Series B	11/7/16	$2,597
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	17,505
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,367
Fidelity Mortgage Backed Securities Central Fund	28,897
Fidelity Securities Lending Cash Central Fund	683
Total	$30,947

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,450,362	$31,372	$72,200	$1,379,853	20.8%
Total	$1,450,362	$31,372	$72,200	$1,379,853

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Corindus Vascular Robotics, Inc.	$1,539	$--	$--	$--	$--
Corindus Vascular Robotics, Inc.	5,850	--	--	--	--
Total	$7,389	$--	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,739,730	$2,359,646	$24,512	$355,572
Consumer Staples	980,062	810,820	169,242	--
Energy	1,310,396	1,307,712	2,678	6
Financials	2,782,621	2,748,100	34,521	--
Health Care	2,229,113	2,197,655	10,190	21,268
Industrials	1,508,143	1,507,794	--	349
Information Technology	5,150,636	5,018,761	--	131,875
Materials	695,774	695,774	--	--
Real Estate	237,096	237,096	--	--
Telecommunication Services	81,661	81,661	--	--
Utilities	211,068	211,068	--	--
Corporate Bonds	4,051,150	--	4,051,150	--
U.S. Government and Government Agency Obligations	1,535,487	--	1,535,487	--
U.S. Government Agency - Mortgage Securities	89,000	--	89,000	--
Asset-Backed Securities	40,230	--	39,482	748
Collateralized Mortgage Obligations	11,250	--	11,065	185
Commercial Mortgage Securities	76,453	--	76,453	--
Municipal Securities	143,970	--	143,970	--
Bank Loan Obligations	94,532	--	91,998	2,534
Bank Notes	65,513	--	65,513	--
Preferred Securities	86,428	--	86,428	--
Fixed-Income Funds	1,379,853	1,379,853	--	--
Other	11	--	--	11
Money Market Funds	335,546	335,546	--	--
Total Investments in Securities:	$25,835,723	$18,891,486	$6,431,689	$512,548
Other Financial Instruments:
TBA Sale Commitments	$(103)	$--	$(103)	$--
Total Other Financial Instruments:	$(103)	$--	$(103)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$272,555
Net Realized Gain (Loss) on Investment Securities	(19,619)
Net Unrealized Gain (Loss) on Investment Securities	62,602
Cost of Purchases	40,034
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$355,572
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$42,981
Other Investments in Securities
Beginning Balance	$189,489
Net Realized Gain (Loss) on Investment Securities	(1,096)
Net Unrealized Gain (Loss) on Investment Securities	(39,278)
Cost of Purchases	30,086
Proceeds of Sales	(19,853)
Amortization/Accretion	(23)
Transfers into Level 3	208
Transfers out of Level 3	(2,557)
Ending Balance	$156,976
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(44,146)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$748	Discount cash flow	Spread	5.3%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Collateralized Mortgage Obligations	$185	Discount cash flow	Spread	3.0%	Decrease
			Yield	9.0%	Decrease
Equities	$509,064	Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 4.7 / 3.1	Increase
			Discount rate	8.0% - 78.0% / 20.1%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.2 - 9.2 / 9.1	Increase
			Discount for lack of marketability (DLOM)	10.0% - 20.0% / 15.5%	Decrease
			Liquidity preference	$0.00 - $69.57 / $56.99	Increase
			Premium rate	10.0% - 104.0% / 28.5%	Increase
		Market approach	Transaction price	$1.80 - $48.77 / $25.43	Increase
		Recovery value	Recovery value	0.0% - 0.1% / 0.1%	Increase
		Broker quoted	Mid price	$20.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Bank Loan Obligations	$2,326	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability (DLOM)	15.0%	Decrease
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $20,283,742,000. Net unrealized appreciation aggregated $5,551,981,000, of which $6,148,807,000 related to appreciated investment securities and $596,826,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017